Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	NICE SYSTEMS LTD
Entity Central Index Key	0001003935
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	63,390,508
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 204,437	$ 109,526
Short term investments	144,003	242,593
Trade receivables (net of allowance for doubtful accounts of $ 4,671 and $ 4,102 at December 31, 2011 and 2010, respectively)	126,981	99,257
Other receivables and prepaid expenses	43,941	31,924
Inventories	13,404	10,861
Deferred tax assets	10,405	6,798
Total current assets	543,171	500,959
LONG-TERM ASSETS:
Long term investments	214,136	311,081
Other long-term assets	28,890	31,118
Property and equipment, net	28,299	22,014
Other intangible assets, net	158,153	141,632
Goodwill	609,187	527,614
Total long-term assets	1,038,665	1,033,459
Total assets	1,581,836	1,534,418
CURRENT LIABILITIES:
Trade payables	19,014	20,019
Deferred revenues and advances from customers	160,242	140,388
Accrued expenses and other liabilities	190,372	166,643
Total current liabilities	369,628	327,050
LONG-TERM LIABILITIES:
Accrued severance pay	23,728	24,776
Deferred tax liabilities	27,766	19,705
Other long-term liabilities	2,070	2,127
Total long-term liabilities	53,564	46,608
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 1 par value: Authorized: 125,000,000 shares at December 31, 2011 and 2010; Issued: 64,804,730 and 63,384,481 shares at December 31, 2011 and 2010, respectively Outstanding: 61,807,169 and 63,384,481 shares at December 31, 2011 and 2010, respectively	16,273	15,875
Additional paid-in capital	988,076	939,064
Treasury shares at cost - 2,997,561 and 0 ordinary shares at December 31, 2011 and 2010, respectively	(96,318)
Accumulated other comprehensive income (loss)	(1,895)	10,576
Retained earnings	252,508	195,245
Total shareholders' equity	1,158,644	1,160,760
Total liabilities and shareholders' equity	$ 1,581,836	$ 1,534,418

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Consolidated Balance Sheets [Abstract]
Trade receivables, allowance for doubtful accounts	$ 4,671		$ 4,102
Ordinary shares, par value		1		1
Ordinary shares, authorized	125,000,000	125,000,000	125,000,000	125,000,000
Ordinary shares, issued	64,804,730	64,804,730	63,384,481	63,384,481
Ordinary shares, outstanding	61,807,169	61,807,169	63,384,481	63,384,481
Treasury shares	2,997,561	2,997,561	0	0

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 355,760	$ 325,429	$ 281,783
Services	438,071	364,022	301,332
Total revenues	793,831	689,451	583,115
Cost of revenues:
Products	116,256	107,190	88,030
Services	191,049	161,885	149,175
Total cost of revenues	307,305	269,075	237,205
Gross profit	486,526	420,376	345,910
Operating expenses:
Research and development, net	109,127	97,083	77,382
Selling and marketing	199,044	178,407	141,526
General and administrative	95,650	76,345	72,791
Amortization of acquired intangibles	23,677	19,489	16,012
Total operating expenses	427,498	371,324	307,711
Operating income	59,028	49,052	38,199
Financial income and other, net	9,856	8,981	7,597
Income before taxes on income	68,884	58,033	45,796
Taxes on income	11,621	9,326	3,040
Net income	$ 57,263	$ 48,707	$ 42,756
Net earnings per share:
Basic	$ 0.91	$ 0.78	$ 0.7
Diluted	$ 0.89	$ 0.76	$ 0.68

Statements Of Changes In Shareholders' Equity And Comprehensive Income (USD $) In Thousands, unless otherwise specified	Share Capital [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total Comprehensive Income [Member]	Treasury Shares [Member]	Total
Balance at Dec. 31, 2008	$ 15,157	$ 853,226	$ (1,343)	$ 103,782			$ 970,822
Issuance of shares of ESPP	5	370					375
Exercise of share options	303	19,267					19,570
Stock-based compensation	0	18,237					18,237
Excess tax benefit from share-based payment arrangements	0	969					969
Restricted shares vesting in respect of Actimize acquisition	27	70					97
Comprehensive income:
Foreign currency translation adjustments			7,415		7,415		7,415
Unrealized gains (losses) on marketable securities, net			2,206		2,206		2,206
Unrealized gains (losses) on derivative instruments, net			307		307		307
Net income				42,756	42,756		42,756
Total comprehensive income					52,684
Balance at Dec. 31, 2009	15,492	892,139	8,585	146,538			1,062,754
Issuance of shares of ESPP	4	432					436
Exercise of share options	364	25,409					25,773
Stock-based compensation		21,054					21,054
Excess tax benefit from share-based payment arrangements		(18)					(18)
Restricted shares vesting in respect of Actimize acquisition	15	48					63
Comprehensive income:
Foreign currency translation adjustments			135		135		135
Unrealized gains (losses) on marketable securities, net			(1,116)		(1,116)		(1,116)
Unrealized gains (losses) on derivative instruments, net			2,972		2,972		2,972
Net income				48,707	48,707		48,707
Total comprehensive income					50,698
Balance at Dec. 31, 2010	15,875	939,064	10,576	195,245			1,160,760
Assumption of restricted share units and options upon the acquisition		1,230					1,230
Issuance of shares of ESPP	5	557					562
Exercise of share options	391	25,683					26,074
Stock-based compensation		21,159					21,159
Excess tax benefit from share-based payment arrangements		372					372
Restricted shares vesting in respect of Actimize acquisition	2	11					13
Treasury shares purchased						(96,318)	(96,318)
Comprehensive income:
Foreign currency translation adjustments			(6,944)		(6,944)		(6,944)
Unrealized gains (losses) on marketable securities, net			(32)		(32)		(32)
Unrealized gains (losses) on derivative instruments, net			(5,495)		(5,495)		(5,495)
Net income				57,263	57,263		57,263
Total comprehensive income					44,792
Balance at Dec. 31, 2011	$ 16,273	$ 988,076	$ (1,895)	$ 252,508		$ (96,318)	$ 1,158,644

Statements Of Changes In Shareholders' Equity And Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements Of Changes In Shareholders' Equity [Abstract]
Accumulated other comprehensive income (loss), foreign currency translation adjustments	$ (1,213)	$ 5,731	$ 5,596
Accumulated other comprehensive income (loss), unrealized gains on marketable securities, net of tax	2,490	2,522	3,638
Accumulated other comprehensive income (loss), unrealized gains (losses) on derivative instruments, net of tax	$ (3,172)	$ 2,323	$ (649)

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 57,263	$ 48,707	$ 42,756
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	66,958	57,110	47,217
Stock-based compensation	21,159	21,054	18,237
Excess tax shortfall (benefit) from share-based payment arrangements	(372)	18	(969)
Accrued severance pay, net	533	(1,015)	(1,534)
Amortization of premium and accrued interest on marketable securities	3,238	328	1,656
Gain on marketable securities, net	(791)	(1,197)	(823)
Deferred taxes, net	(8,775)	(4,862)	(6,984)
Changes in operating assets and liabilities:
Trade receivables, net	(20,621)	6,344	8,898
Other receivables and prepaid expenses	5,812	(4,200)	(2,265)
Inventories	(2,048)	3,546	(531)
Trade payables	(3,743)	(7,136)	1,536
Accrued expenses and other liabilities	35,634	25,913	12,039
Other	127	410	453
Net cash provided by operating activities	154,374	145,020	119,686
Cash flows from investing activities:
Purchase of property and equipment	(17,307)	(11,704)	(8,851)
Proceeds from sale of property and equipment	84	13	70
Investment in marketable securities	(202,768)	(387,988)	(197,499)
Proceeds from maturity of marketable securities	229,482	66,635	140,396
Proceeds from sale and call of marketable securities	147,480	69,933	57,394
Investment in short-term bank deposits			(110,021)
Proceeds from short-term bank deposits		40,029	134,473
Payments for business acquisitions, net of cash acquired	(143,377)	(52,267)	(84,926)
Capitalization of software development costs	(1,150)	(1,311)	(1,315)
Purchase of intangible assets	(3,000)		(1,000)
Net cash provided by (used in) investing activities	9,444	(276,660)	(71,279)
Cash flows from financing activities:
Proceeds from issuance of shares upon exercise of options and ESPP	26,751	25,984	19,948
Purchase of treasury shares	(95,886)
Excess tax benefit (shortfall) from share-based payment arrangements	372	(18)	969
Net cash provided by (used in) financing activities	(68,763)	25,966	20,917
Effect of exchange rate changes on cash	(144)	389	1,111
Increase (decrease) in cash and cash equivalents	94,911	(105,285)	70,435
Cash and cash equivalents at the beginning of the year	109,526	214,811	144,376
Cash and cash equivalents at the end of the year	204,437	109,526	214,811
Supplemental disclosure of cash flows activities:
Income taxes	17,560	9,988	5,554
Interest	78	28	36
Non-cash activities:
Accrued liability with respect to treasury shares	432
Assumption of restricted share units and options upon the acquisition of Fizzback	$ 1,230

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
NOTE 1:-	GENERAL

a.         General:

NICE Systems Ltd. ("NICE") and subsidiaries (collectively - "the Company") is a leading provider of software solutions that sells its solutions worldwide and enables organizations to take action to improve customer experience and business results, ensure compliance, prevent financial crime, and enhance safety and security. The Company operates an Enterprise business which is comprised of Customer Interactions Solutions and Financial Crime and Compliance solutions, and a Security business. Across the Company's businesses, its solutions capture structured and unstructured data from different types of interactions, transactions and events, including interactions at various customer touch points, financial transactions and security-related sensors. Such data is captured from phone calls, the web, emails, chat, video, radio and many others. Through cross-channel analytics, insights on the interactions, transactions and events are delivered to the organization. The extraction of insights through advanced analytics on the captured data enables organizations to take action and make an impact in real time and offline by driving a personalized response to these insights before, during and after the interactions, transactions or events. This allows organizations to improve business performance, increase operational efficiency, prevent financial crime, ensure compliance, and enhance safety and security. The Company's Customer Interactions Solutions are implemented by contact centers of all sizes, back office operations, retail branches and financial trading floors, to improve operational efficiency, ensure regulatory compliance, enhance customer experience and grow revenue. Enterprise customers of the Company's Customer Interactions Solutions span a variety of industries, such as financial services, telecommunications, healthcare, outsourcers, retail, media, travel, service providers, utilities, and others. Enterprise customers of the Company's Financial Crime and Compliance Solutions are primarily financial services organizations, government agencies and related organizations. The Company's solutions drive to enable such customers to fight financial crime, prevent fraud and money laundering and ensure trading compliance. NICE Security Solutions are deployed worldwide in public transportation systems, critical facilities, city centers, banks, airports, public safety agencies, law enforcement and intelligence agencies and organizations and national and internal security agencies. The Company's Security Solutions offer incident life-cycle management, including prevention, prediction, real-time and post-incident analysis for security and safety operations. The Company's Security Solutions also offer solutions for the interception, collection, processing and analysis of communications data.The Company depends on a limited number of contract manufacturers for producing its products. If any of these manufacturers becomes unable or unwilling to continue to manufacture or fails to meet the quality or delivery requirements needed to satisfy the Company's customers, it could result in the loss of sales, which could adversely affect the Company's results of operations and financial position.

b.	Acquisitions:

1.	Acquisition of CyberTech:

On March 4, 2011, the Company completed the acquisition of all of the outstanding shares of CyberTech Investments BV ("CyberTech"), a global provider of compliance recording solutions and value-added applications. The Company acquired CyberTech for an aggregate consideration of $ 59,436 in cash.

The addition of CyberTech solutions to the NICE portfolio broadened the Company's offering for financial institutions, strengthened commitments to the small and medium size business sector, and added to the Company's public safety solutions. It also enhanced the Company's positioning in EMEA and provided a product set that meets the needs of emerging markets, by offering a solution that accommodates large scale implementations with entry-level requirements. The value of goodwill is attributed to synergies between the NICE portfolio and CyberTech's products and services. $ 35,562 from the goodwill was assigned to the Customer Interactions Solutions' reporting unit and the remaining amount of $ 6,275 was assigned to the Security Solutions reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of CyberTech. The results of the CyberTech operations have been included in the consolidated financial statements since March 4, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$736
Trade receivables	4,266
Other receivables and prepaid expenses	1,200
Current deferred tax assets	203
Inventories	981
Long-term deposits	20
Property and equipment	1,433
Other intangible assets	22,710
Goodwill	41,837

Total assets acquired	73,386

Trade payables	(1,370)
Accrued expenses and other liabilities	(7,971)
Long-term deferred tax liabilities	(4,609)

Total liabilities assumed	(13,950)

Net assets acquired	$59,436

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of CyberTech's business. The fair value of intangible assets was based on market participant approach using an income approach.

Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 38%. The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

	Fair value	%

Core technology	$10,900	20
Customer relationships	8,200	33
Covenant not to compete	1,210	100
Backlog	2,400	100

Total intangible assets	$22,710

2.	Acquisition of Fizzback:

On October 26, 2011, the Company completed the acquisition of all of the outstanding shares of Fizzback Group (Holdings) Ltd. ("Fizzback"), a global provider of Voice of the Customer (VoC) solutions, providing software solutions for real-time customer feedback that drive customer loyalty and employee performance. Fizzback's solution helps companies listen, respond and act in real-time to their customers' comments.  The Company acquired Fizzback for an aggregate consideration of $ 80,905. The total purchase price of Fizzback was composed of the following:

Cash	$79,675
Options and Restricted Share Units*)	1,230

Total purchase price	$80,905

*)
Represents the fair value of the vested portion of 165,695 options and restricted shares of NICE granted upon consummation of the acquisition to the holders of partially vested options of Fizzback originally granted under the Fizzback Group (Holdings) Ltd. Employee Share Option Scheme. The fair value of these options was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 1-38 months, risk-free interest rate of 0.02%-0.48%, expected volatility of 36.98%-56.44% and no dividend yield.

The combination of Fizzback and NICE both improved Customer Experience Management (CEM) as well as operationalized VoC both for the contact center and across the enterprise. By adding direct customer feedback with the Fizzback solution, NICE now provides a complete CEM solution that delivers a holistic understanding of the customer by combining on one platform the VoC from each of the three feedback dimensions: direct, indirect and inferred. The value of goodwill is attributed to synergies between NICE portfolio and Fizzback's products and services and the strength of the Company's position in the market. The entire goodwill was assigned to the Customer Interactions Solutions reporting unit.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of Fizzback. The results of the Fizzback operations have been included in the consolidated financial statements since October 26, 2011.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Cash	$687
Trade receivables	3,341
Other receivables and prepaid expenses	1,134
Current deferred tax assets	1,887
Long-term deposits	148
Property and equipment	984
Other intangible assets	46,075
Goodwill	44,157

Total assets acquired	98,413

Trade payables	(1,426)
Accrued expenses and other liabilities	(5,024)
Long-term deferred tax liabilities	(11,058)

Total liabilities assumed	(17,508)

Net assets acquired	$80,905

In performing the purchase price allocation, management considered, among other factors, analyses of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Fizzback's business. The fair value of intangible assets was based on market participant approach using an income approach.
Intangible assets that are subject to amortization are amortized over their estimated useful lives using the straight-line method at an annual weighted average rate of 21%. The following table sets forth the components of intangible assets associated with the acquisition and their annual rates of amortization:

	Fair value	%

Core technology	$29,834	17
Customer relationships	8,879	20
Covenant not to compete	1,898	50
Brand name	5,464	33

Total intangible assets	$46,075

3.	Acquisitions in previous years:

In 2010, the Company completed the acquisitions of Orsus Solutions Ltd., Lamda Communication Networks Ltd, and e-Glue Software Technologies Inc. and its subsidiaries.
Total fair value of purchase consideration for the acquisitions was $ 59,766, which includes cash paid for Common stock and estimated fair value of earn-out payments. In connection with these acquisitions, the Company recorded intangibles and goodwill in the amounts of $ 30,423 and $ 32,401, respectively. In 2011, the Company paid an additional amount of $ 5,689 primarily with respect to earn out for the acquisition of e-Glue.

In 2009, the Company completed the acquisitions of Syfact, Fortent Inc and Hexagon System Engineering Ltd. Total cash paid in consideration for the acquisitions was $ 85,336. In connection with these acquisitions, the Company recorded intangibles, In Process Research and Development (IPR&D) and goodwill in the amounts of $ 41,454, $ 1,440 and $ 45,349, respectively.

4.	Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2011 and 2010, assuming that the acquisitions of CyberTech and Fizzback occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations that would have actually occurred had the acquisitions been consummated on those dates, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2011	2010
	Unaudited	Unaudited

Revenues	$812,048	$722,926

Net income	$47,477	$20,218

Basic net earnings per share	$0.75	$0.32

Diluted net earnings per share	$0.74	$0.31

5.	Acquisition related costs for the years ended December 31, 2011 and 2010 amounted to $ 2,925 and $ 851, respectively, and were included mainly in general and administrative expenses.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies

NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements were prepared in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of NICE and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NICE and certain subsidiaries.

NICE and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

c.	Principles of consolidation:

Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.

e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (loss). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-65. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in other comprehensive income (loss).

f.	Inventories:

Inventories are stated at the lower of cost or market value. The cost of raw materials is determined by the "standard cost" method, and the cost of finished goods on the basis of costs charged by third party manufacturer. The cost of work-in-progress related to long-term contracts includes materials, subcontractors and other direct costs.

Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and discontinued products and for market prices lower than cost, if any. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory. Inventory write-downs for 2011, 2010 and 2009 were $ 1,395, $ 1,203 and $ 1,586, respectively, and have been included in cost of revenues.

g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Vehicles	15

Leasehold improvements are amortized by the straight-line method over the term of the lease (including option terms) or the estimated useful life of the improvements, whichever is shorter.

h.	Other intangible assets, net:

Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following weighted average annual rates:

%

Core technology	18
Customer relationships and distribution network	17
Capitalized software development costs (see l below)	33
Trademarks	27
Covenant not to compete	68

Acquired IPR&D is capitalized and assessed for impairment at least annually until the completion of development and afterwards is amortized over its useful life. Impairment on acquired IPR&D of $ 1,425, $ 0 and $ 0 was recorded for the years 2011, 2010 and 2009, respectively.

i.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2011, 2010 and 2009, no impairment indicators have been identified.

j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company operates in three operation-based segments: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions, and these segments comprise its reporting units.

Fair value is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. The Company performed annual impairment tests during the fourth quarter of 2011, 2010 and 2009 and did not identify any impairment losses.

k.	Revenue recognition:

The Company generates revenues from sales of products, which include hardware and software, software licensing, professional services and maintenance. Professional services include mainly installation, project management, customization, consulting and training. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

Revenues from sales of product and software licensing are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or as the acceptance provision has lapsed.

For multiple element arrangements within the scope of software revenue recognition guidance, revenues are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements (maintenance and professional services) and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (products and software licenses) when the basic criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13") and ASU 2009-14, Certain Arrangements That Include Software Elements, (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14"). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance in determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011.  This guidance does not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met. The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue. While certain of the Company's bundled products are now accounted for following ASC 605, the impact of the adoption of these standards was immaterial.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, such as software and non-software components that function together to deliver the products' essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE, if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, in rare instances, using the price established by management having the relevant authority. When VSOE cannot be established, the Company attempts to establish selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy typically differs from that of its peers and its offerings contain a significant level of customization and differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor products' selling prices are on a standalone basis. Therefore, the Company is typically not able to determine TPE.  The best estimate of selling price is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of ESP is judgmental.

In multiple element arrangements where more-than-incidental software deliverables are included, revenue is allocated to each separate unit of accounting for each of the non-software deliverables and to the software deliverables as a group using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy. If the arrangement contains more than one software deliverable, the arrangement consideration allocated to the software deliverables as a group is then allocated to each software deliverable using the guidance for recognizing software revenue, as amended.

For all periods presented, amounts billed to customers related to shipping and handling are classified as revenue, and the Company's shipping and handling costs are included in cost of sales.

The Company's policy for establishing VSOE of fair value of maintenance services is based on the price charged when the maintenance is renewed separately. Establishment of VSOE of fair value of professional services is based on the price charged when these services are sold separately.

Revenues from maintenance and professional services are recognized ratably over the contractual period or as services are performed, respectively.

Revenues from fixed price contracts that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts", using the percentage-of-completion method of accounting based on the ratio of costs related to contract performance incurred to date to the total estimated amount of such costs. The amount of revenue recognized is based on the total fees under the arrangement and the percentage of completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contact.

The Company maintains a provision for product returns in accordance with ASC 605, "Revenue Recognition". The provision is estimated based on the Company's past experience and is deducted from revenues. As of December 31, 2011 and 2010, the provision for product returns amounted to  $ 2,237 and $ 2,810, respectively.

Deferred revenues include advances and payments received from customers, for which revenue has not yet been recognized.

l.	Research and development costs:

Research and development costs (net of grants) incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product.

m.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest as financial expenses and penalties as general and administrative expenses.

n.	Government grants:

Non-royalty bearing grants from the Government of Israel for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development costs.

o.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities and foreign currency derivative contracts.

The Company's cash and cash equivalents are invested in deposits mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are derived from sales to customers located primarily in North America, EMEA and APAC. The Company performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables. Additionally, the Company insures certain of its receivables with a credit insurance company. A general allowance for doubtful accounts is provided, based on the length of time the receivables are past due.

The Company's marketable securities include investment in corporate debentures, U.S. Treasuries, U.S. government agency debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows resulting from investments in Israeli Treasury Bills and payroll expenses and entered into option contracts to hedge future anticipated payments relating to a leasehold improvement. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. See Notes 2v and 11 below.

p.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

The Company's agreements with employees in Israel, joining the Company since May 1, 2009, are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expense for 2011, 2010 and 2009 amounted to $ 12,090, $ 8,978 and $ 7,709, respectively.

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 6% of their eligible compensation, but generally not greater than $ 16.5 per year, (for certain employees over 50 years of age the maximum contribution is $ 22 per year) of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 6% of their eligible compensation. In the years 2011, 2010 and 2009, the Company recorded an expense for matching contributions in the amount of $ 3,129, $ 2,723 and $ 2,330, respectively.

q.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

The weighted average number of shares related to outstanding anti-dilutive options and restricted shares excluded from the calculations of diluted net earnings per share was 1,096,069, 2,086,379 and 3,867,517 for the years 2011, 2010 and 2009, respectively.

r.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions and values restricted stock based on the market value of the underlying shares at the date of grant. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

s.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

•
Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The Company's marketable securities trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency and accordingly are categorized as Level 2.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following tables present assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and 2010:

	2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Corporate debentures	$-	$202,834	$-	$202,834
U.S. Treasuries	-	19,482	-	19,482
U.S. Government agency debentures	-	10,748	-	10,748
Israeli Treasury Bills	-	125,067	-	125,067

Total marketable securities	$-	$358,131	$-	$358,131

Derivative assets	$-	$9,587	$-	$9,587

Derivative liabilities	$-	$(2,948)	$-	$(2,948)

	2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Corporate debentures	$-	$349,327	$-	$349,327
U.S. Treasuries	-	18,948	-	18,948
U.S. Government agency debentures	-	32,985	-	32,985
Israeli Treasury Bills	-	152,412	-	152,412

Total marketable securities	$-	$553,672	$-	$553,672

Derivative assets	$-	$2,423	$-	$2,423

Derivative liabilities	$-	$(8,775)	$-	$(8,775)

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the short-term maturities of such instruments.

t.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

u.	Advertising expenses:

Advertising expenses are charged to expense as incurred. Advertising expenses for the years 2011, 2010 and 2009 were $ 7,887, $ 6,969 and $ 5,883, respectively.

v.	Derivatives and hedging activities:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative qualified and designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

w.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

x.	Recently issued accounting standards:

In September 2011, the Financial Accounting Standards Board, or FASB issued ASU 2011-08, Testing Goodwill for Impairment, codified in ASC 350 "Intangibles Goodwill and Other". The revised accounting standard update intended to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. This accounting standard update will be effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

In June 2011, the FASB issued ASU 2011-05 Presentation of Comprehensive Income, codified in ASC 220 "Comprehensive Income". The guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance also eliminates the option to present the components of other comprehensive income as part of the statement of equity. In December 2011, the FASB issued ASU 2011-12, deferring the effective date for amendments outlined in ASU 2011-05. The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In May 2011, the FASB issued ASU 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, codified in ASC 820 "Fair Value Measurement". The guidance requires an entity to provide a consistent definition of fair value to ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. The guidance changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements, and will become effective for the Company beginning January 1, 2012. The Company does not expect the adoption of this new guidance to have a material impact on its financial statements.

Short Term And Long Term Investments	12 Months Ended
Dec. 31, 2011
Short Term And Long Term Investments [Abstract]
Short Term And Long Term Investments
NOTE 3:-	SHORT TERM AND LONG TERM INVESTMENTS

Short-term and long-term investments include marketable securities in the amount of $ 358,131 and $ 553,672 as of December 31, 2011 and 2010, respectively and short term bank deposits in the amounts of $ 8 and $ 2 as of December 31, 2011 and 2010, respectively.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2011 and 2010:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2011	2010	2011	2010	2011	2010	2011	2010

Corporate debentures	$201,301	$347,114	$3,089	$3,402	$1,556	$1,189	$202,834	$349,327
U.S. Treasuries	18,302	18,075	1,180	873	-	-	19,482	18,948
U.S. Government agency debentures	10,709	32,996	40	40	1	51	10,748	32,985
Israeli Treasury Bills	124,679	152,451	388	5	-	44	125,067	152,412

	$354,991	$550,636	$4,697	$4,320	$1,557	$1,284	$358,131	$553,672

The scheduled maturities of available-for-sale marketable securities as of December 31, 2011 were as follows:

	Amortized	Estimated
	cost	fair value

Due within one year	$143,600	$143,995
Due after one year through five years	211,391	214,136

	$354,991	$358,131

Other Receivables And Prepaid Expenses	12 Months Ended
Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Other Receivables And Prepaid Expenses
NOTE 4:-	OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2011	2010

Government authorities	$17,495	$9,446
Interest receivable	11,513	5,114
Prepaid expenses	9,929	10,962
Other	5,004	6,402

	$43,941	$31,924

Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories
NOTE 5:-	INVENTORIES

	December 31,
	2011	2010

Raw materials	$2,120	$2,509
Work-in-progress	2,768	1,324
Finished goods	8,516	7,028

	$13,404	$10,861

Other Long-Term Assets	12 Months Ended
Dec. 31, 2011
Other Long-Term Assets [Abstract]
Other Long-Term Assets
NOTE 6:-	OTHER LONG-TERM ASSETS

	December 31,
	2011	2010

Investment in affiliate	$236	$236
Severance pay fund	21,405	22,986
Long-term deposits	2,183	2,227
Deferred tax assets	5,066	5,669

	$28,890	$31,118

Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net
NOTE 7:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost:
Computers and peripheral equipment	$87,119	$73,714
Office furniture and equipment	15,583	14,596
Leasehold improvements	13,848	11,950
Vehicles	158	-

	116,708	100,260
Accumulated depreciation:
Computers and peripheral equipment	68,062	60,046
Office furniture and equipment	12,200	11,397
Leasehold improvements	8,091	6,803
Vehicles	56	-

	88,409	78,246

Depreciated cost	$28,299	$22,014

Depreciation expense totaled $ 12,959, $ 11,757 and $ 11,570 for the years 2011, 2010 and 2009, respectively.

Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Other Intangible Assets, Net [Abstract]
Other Intangible Assets, Net
NOTE 8:-	OTHER INTANGIBLE ASSETS, NET

a.	Definite-lived other intangible assets:

	December 31,
	2011	2010
Original amounts:
Core technology	$189,446	$147,083
Customer relationships and distribution network	150,162	133,080
Capitalized software development costs	11,217	10,691
Trademarks	15,469	8,927
Covenant not to compete	3,076	100

	369,370	299,881
Accumulated amortization:
Core technology	110,194	84,697
Customer relationships and distribution network	81,709	59,238
Capitalized software development costs	8,622	7,903
Trademarks	9,535	7,766
Covenant not to compete	1,157	15

	211,217	159,619

Other intangible assets, net	$158,153	$140,262

b.	Amortization expense amounted to $ 52,574, $ 45,353 and $ 35,647 for the years 2011, 2010 and 2009, respectively.

c.	Estimated amortization expense (excluding amortization of capitalized software development costs):

For the year ended December 31,

2012	$52,881
2013	43,313
2014	26,947
2015	18,275
2016	10,147
2017 and thereafter	3,995

$155,558

d.	Indefinite-lived intangible assets consist of IPR&D in the amounts of $ 0 and $ 1,370 as of December 31, 2011 and 2010, respectively.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
NOTE 9:-	GOODWILL

The changes in the carrying amount of goodwill allocated to reportable segments for the years ended December 31, 2011 and 2010 are as follows:

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2011	$214,805	$52,129	$260,680	$527,614

Acquisitions	79,719	6,275	-	85,994
Functional currency translation adjustments	(3,934)	(426)	(61)	(4,421)

As of December 31, 2011	$290,590	$57,978	$260,619	$609,187

	Year ended December 31, 2010
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2010	$191,027	$42,039	$261,432	$494,498

Acquisitions	22,576	9,825	-	32,401
Functional currency translation adjustments	1,202	265	(752)	715

As of December 31, 2010	$214,805	$52,129	$260,680	$527,614

Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Accrued Expenses And Other Liabilities
NOTE 10:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2010

Employees and payroll accruals	$59,713	$43,925
Accrued expenses	71,040	74,455
Government authorities	57,683	47,317
Other	1,936	946

	$190,372	$166,643

Derivative Instruments	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Derivative Instruments
NOTE 11:-	DERIVATIVE INSTRUMENTS

The Company's risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates.

ASC 815, "Derivatives and Hedging", requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

The Company entered into derivative instrument arrangements to hedge a portion of anticipated New Israeli Shekel ("NIS") payroll payments, to hedge forecasted Euro payments received from construction-type contract net of Euro payments to sub-contractors and to hedge future anticipated payments relating to leasehold improvements. These derivative instruments are designated as cash flow hedges, as defined by ASC 815. The transactions to hedge salary payments and net receivables from construction-type contract are made on denominated amounts that are no greater than forecasted cash flows for salaries and benefits and forecasted net receivables from construction-type contracts according to the Company's budget and on the dates that the cash flows are expected to be paid or received. These transactions are effective and as a result, are recorded as payroll expenses or as cost of revenues, respectively, at the time that the hedged income/expense is recorded. For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income (loss) and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in financial income (expense) in the period of change.

The Company also entered into forward contracts, to hedge Israeli Treasury Bills denominated in NIS against changes in U.S. dollar/NIS exchange rate fluctuations. These derivative instruments are also designated as cash flow hedges and accordingly are measured in fair value. The Company records the effective portion of any gain or loss in other comprehensive income and then reclassifies amounts from other comprehensive income to financial income (expense) to offset the foreign exchange earnings impact of the hedged available-for-sale securities.

	Notional amount		Fair value
	December 31,		December 31,
	2011	2010	2011	2010

Option contracts to hedge payroll expenses	$73,400	$58,000	$(2,920)	$2,423
Option contracts to hedge future anticipated payments relating to leasehold improvements	3,000	-	(28)	-
Forward contracts to hedge Israeli Treasury Bills	123,501	150,872	9,587	(8,775)

	$199,901	$208,872	$6,639	$(6,352)

The Company currently hedges its exposure to the variability in future cash flows for a maximum period of one year. At December 31, 2011, the Company expects to reclassify all of the net loss on derivative instruments in the amount of $ 3,172 from accumulated other comprehensive income to earnings during the next twelve months.

The fair value of the Company's outstanding derivative instruments at December 31, 2011 and 2010 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2011	2010
Derivative assets:
Foreign exchange option contracts		$-	$2,425
Foreign exchange forward contracts		9,587	-

		$9,587	$2,425
Derivative liabilities:
Foreign exchange option contracts		$(2,948)	$(2)
Foreign exchange forward contracts		-	(8,775)

		$(2,948)	$(8,777)

Derivative assets	Other receivables and prepaid expenses	$9,587	$2,423
Derivative liabilities	Accrued expenses and other liabilities	$(2,948)	$(8,775)

The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2011, 2010 and 2009 is summarized below:

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2011	2010	2009
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$2,929	$(3,193)	$(1,171)
Foreign exchange forward contracts	10,537	(893)	2,888

	$13,466	(4,086)	$1,717

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2011	2010	2009
Derivative in cash flow hedging relationship:
Foreign exchange option contracts	Cost of revenues and operating expenses	$(1,930)	$(1,127)	$670
Foreign exchange forward contracts	Cost of revenues and operating expenses	-	51	(2,665)
Foreign exchange forward contracts	Financial income	9,902	(39)	-

		$7,972	$(1,115)	$(1,995)

The ineffective portion of the gain (loss) resulting from the change in fair value of a cash flow hedge for the years ended December 31, 2011, 2010 and 2009 amounted to $ 0, $ 38 and $ (30), respectively.

Commitments And Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Commitments And Contingent Liabilities
NOTE 12:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases office space, office equipment and various motor vehicles under operating leases.

1.	The Company's office space and office equipment are rented under several operating leases.

Future minimum lease commitments under non-cancelable operating leases for the years ended December 31, were as follows:

2012	$15,800
2013	13,172
2014	12,059
2015	10,449
2016	10,201
2017 and thereafter	50,264

$111,945

Rent expenses for the years 2011, 2010 and 2009 were approximately $ 18,607, $ 16,202 and $ 14,808, respectively.

2.	The Company leases its motor vehicles under cancelable operating lease agreements.

The minimum payment under these operating leases, upon cancellation of these lease agreements was $ 1,297 as of December 31, 2011.

Lease expenses for motor vehicles for the years 2011, 2010 and 2009 were $ 5,707, $ 5,507 and $ 5,249, respectively.

b.	Other commitments:

The Company is obligated under certain agreements with its suppliers to purchase goods and under an agreement with its manufacturing subcontractor to purchase projected inventory and excess inventory. Non cancelable obligations, net of provisions, as of December 31, 2011, were $ 2,073. These obligations will be fulfilled during 2012.

The Company is also obligated under certain agreements with its suppliers to purchase licenses and hosting services. Non cancelable obligations as of December 31, 2011, were $ 1,064.

c.	Legal proceedings:

1.
In December 2006, Calyon Corporate and Investment Bank ("Calyon") filed a suit against the Company in the District Court of Tel Aviv, demanding repayment of $ 648 plus accrued interest, for a total amount of $ 740. The Company deducted this amount in January 2004 from a payment transferred in connection with the acquisition of Thales Contact Solutions ("TCS"). The Company had notified TCS in 2004 that it had set off such amount with respect to an overdue payment by TCS to the Company. The dispute was submitted to mediation, however the mediation process failed and the proceedings were returned to the District Court of Tel Aviv. A trial was held on September 11, 2011, and the parties submitted their written summations and now await the Court's decision. The Company is currently unable to evaluate the probability of a favorable or unfavorable outcome.

2.
On September 16, 2009, Fair Isaac Corporation ("FICO") filed a claim in the United States District Court for the District of Delaware against Actimize Inc. and the Company, claiming that Actimize and the Company are infringing two U.S. patents. These patents cover various aspects of fraud detection. FICO requested damages and an injunction. On December 17, 2009, the parties agreed to dismiss the Company from the action. On December 21, 2009, Actimize filed a response and counterclaims. On January 25, 2010, Actimize filed an amended response and counterclaims. On January 25, 2011, FICO filed a first amended complaint, adding new allegations of infringement of two additional U.S. patents and allegations of willful infringement. The parties are currently engaged in fact discovery. A ten-day jury trial is scheduled for January 28, 2013. On January 18, 2012, the parties both agreed to the Court's proposed terms of settlement, and a negotiated settlement agreement is due to be presented to the Court by the parties by April 23, 2012. See also 7 below.

3.
On March 10, 2010, Nuvation Research Corporation ("Nuvation") filed a lawsuit against the Company with the Supreme Court of the State of New York. The lawsuit alleges, among others, that the Company breached a contract for design and development with Nuvation and defrauded Nuvation. Nuvation is claiming damages in a total amount of $ 8,000. On May 3, 2010, the Company filed an Answer and Counterclaim against Nuvation, denying the allegations and further claiming that the Company had the right to terminate its contract with Nuvation, and that as a consequence of the termination, the Company sustained damages in the amount of $ 5,000. On or about September 19, 2011, the parties reached an agreement in principle to settle the dispute through binding arbitration/mediation. The parties had a one-day arbitration/mediation on March 14, 2012 and are awaiting the arbitrator's decision. See also 7 below.

4.
On July 15, 2010, Tal-Yam Engineering Projects Management and Initiation ("Tal-Yam") filed a suit against the Company in the Tel Aviv Magistrate's Court. The suit alleges a breach of contract due to failure to pay for services rendered to the Company. Tal-Yam is seeking damages in the amount of approximately NIS 1.0 million (approximately $ 262) and disclosure of certain invoices and related documentation. The Company submitted its statement of defense on October 24, 2010. The parties participated in mediation proceedings under Israeli Law that were not successful. Pre-trial proceedings are currently taking place. At this preliminary stage of the proceedings, the Company is unable to evaluate the probability of a favorable or unfavorable outcome.

5.	Labor disputes:

On October 15, 2007, a former employee of Actimize Ltd., a wholly owned subsidiary of the Company, filed a claim with the Tel Aviv District Labor Court, seeking a declaration, that he is entitled to 0.5% of the outstanding share capital of Actimize Ltd. The preliminary stages of the claim ended and the parties submitted their testimonies by way of written affidavits. The hearing and cross-examination of the testimonies took place on June 16 and June 23, 2010. On July 31, 2011, the court ruled in favor of Actimize, dismissing all claims filed by the former employee and ordering him to pay expenses.

On August 20, 2010, a former employee of IEX Corp., a wholly owned subsidiary of the Company filed a complaint with the District Court of the Northern District of Illinois, alleging that the Company and IEX Corp. engaged in prohibited discrimination in terminating his employment. The case was settled during April 2011 and the matter is no longer pending.

6.
The Company is involved in various other legal proceedings arising in the normal course of its business. Based upon the advice of counsel, the Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

7.	The Company accrued a liability for all legal proceedings where the loss is considered probable and the amount can be reasonably estimated. The amount accrued at December 31, 2011 was immaterial.

Taxes On Income	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Taxes On Income
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 26% in 2009, 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

2.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Various industrial projects of NICE and its Israeli subsidiary have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at a regular rate.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the "Approved Enterprise" programs mentioned above can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of NICE or its Israeli subsidiary. Tax-exempt income generated under the Company's Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or complete liquidation.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2011, management believes that the Company is in compliance with all the conditions required by the Law.

The Company does not intend to distribute any amounts of its undistributed tax exempt income as dividends as it intends to reinvest its tax-exempt income within the Company. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved or Privileged Enterprise programs as the undistributed tax exempt income is essentially permanent in duration.

As of December 31, 2011, approximately $ 284,000 is tax-exempt attributable to its various Approved and Privileged Enterprise programs. If such tax exempt income is distributed (other than in respect of the Approved Enterprise programs upon the complete liquidation of the Company), it would be taxed at the reduced corporate tax rate applicable to such profits (between 10%-25%) and an income tax liability of approximately $ 56,000 would be incurred as of December 31, 2011.

During December 2010, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the Amendment and from then on it will be subject to the amended tax rates as follows: 2011 and 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

NICE is an "Industrial Company" as defined by the above law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	Net operating loss carryforward:

As of December 31, 2011, certain subsidiaries had tax loss carry-forwards totaling approximately $ 122,500 which can be carried forward and offset against taxable income with expiration dates ranging from 2012 and onwards. Approximately $ 77,300 of these carry-forward tax losses have no expiration date. The balance expires between 2012 and 2029.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses increasing taxes before utilization.

d.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2011	2010
Deferred tax assets:
Net operating losses carryforward	$30,164	$32,294
Acquired intangibles	1,573	2,277
Share based payments	7,037	7,423
Other	8,400	6,995

Deferred tax assets before valuation allowance	47,174	48,989
Valuation allowance	(19,987)	(21,365)

Deferred tax assets	27,187	27,624

Deferred tax liabilities:
Acquired intangibles	(39,742)	(35,281)

Deferred tax liabilities, net	$(12,555)	$(7,657)

	December 31,
	2011	2010

Current deferred tax assets	$10,405	$6,798
Long-term deferred tax assets	5,066	5,669
Current deferred tax liabilities	(260)	(419)
Long-term deferred tax liabilities	(27,766)	(19,705)

Deferred tax liabilities, net	$(12,555)	$(7,657)

Long-term deferred tax assets are included within other long-term assets in the balance sheets. Current deferred tax liabilities are included within accrued expenses and other liabilities in the balance sheets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

e.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2011	2010	2009

Income before taxes on income, as reported in the consolidated statements of income	$68,884	$58,033	$45,796

Statutory tax rate in Israel	24%	25%	26%
Approved and Privileged Enterprise benefits *)	(8.9)%	(9.8)%	(10.1)%
Changes in valuation allowance	(0.5)%	(2.5)%	0.1%
Earnings taxed under foreign law	1.9%	0.3%	(4.5)%
Other	0.4%	3.1%	(4.9)%

Effective tax rate	16.9%	16.1%	6.6%

*) Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.10	$0.09	$0.08

Diluted	$0.10	$0.09	$0.07

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2011	2010	2009
Domestic	$46,093	$38,404	$37,976
Foreign	22,791	19,629	7,820

	$68,884	$58,033	$45,796

g.	Taxes on income are comprised as follows:

Current	$20,371	$14,239	$10,024
Deferred	(8,750)	(4,913)	(6,984)

	$11,621	$9,326	$3,040

Domestic	$4,999	$4,180	$4,255
Foreign	6,622	5,146	(1,215)

	$11,621	$9,326	$3,040

h.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2011	2010

Uncertain tax positions, beginning of year	$36,029	$31,896
Uncertain tax positions acquired during the year	-	294
Increases in tax positions for prior years	936	-
Decreases in tax positions for prior years	-	(305)
Increases in tax positions for current year	7,448	8,716
Settlements	(978)	(4,572)

Uncertain tax positions, end of year	$43,435	$36,029

Unrecognized tax benefits included $ 43,275 of tax benefits, which if recognized, would reduce the Company's annual effective tax rate. The Company has further accrued $ 2,227 due to interest related to uncertain tax positions as of December 31, 2011.

As of December 31, 2011, the Company is subject to Israeli income tax audits for the tax years 2006 through 2011, to U.S. federal income tax audits for the tax years of 2003 through 2011 and to other income tax audits for the tax years of 2006 through 2011.

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 14:-	SHAREHOLDERS' EQUITY

a.	The ordinary shares of the Company are traded on the Tel-Aviv Stock Exchange and its American Depositary Shares ("ADS's") are traded on NASDAQ.

b.	Share option plans:

In 2003, the Company adopted the 2003 Stock Option Plan ("the 2003 Option Plan"). Under the 2003 Option Plan, employees and officers of the Company may be granted options to acquire ordinary shares. The options to acquire ordinary shares are granted at an exercise price of not less than the fair market value of the ordinary shares on the grant date, subject to certain exceptions, which may be determined by the Company's Board of Directors. Generally, under the terms of the 2003 Option Plan, 25% of the stock options granted become exercisable on the first anniversary of the date of grant and 6.25% become exercisable once every quarter during the subsequent three years. Stock options expire six years after the date of grant.

Pursuant to the terms of the acquisitions of Actimize Ltd., Orsus Solutions Ltd, e-Glue Software Technologies Inc. and Fizzback, the Company assumed or replaced unvested options, Restricted Stock Awards ("RSA's") and Restricted Stock Units ("RSU's") and converted them into NICE options, RSA's and RSU's, based on the agreed exchange ratio. Each assumed option, RSA and RSU is subject to the same terms and conditions, including vesting and timing of exercisability, as applied to any such option, RSA and RSU immediately prior to the acquisition.

In June 2008, the Company adopted the 2008 Share Incentive Plan ("the 2008 Plan"), to provide incentives to employees, directors, consultants and/or contractors by rewarding performance and encouraging behavior that will improve the Company's profitability. Under the 2008 Plan, the Company's employees, directors, consultants and/or contractors may be granted any equity-related award, including any type of an option to acquire the Company's ordinary shares and/or share appreciation right and/or share and/or restricted share and/or restricted share unit and/or other share unit and/or other share-based award and/or other right or benefit under the 2008 Plan (each an "Award"). The options to acquire ordinary shares are granted at an exercise price of not less than the fair market value of the ordinary shares on the date of the grant, subject to certain exceptions which may be determined by the Company's Board of Directors, including in some cases options granted with an exercise price at par value.

Generally, under the terms of the 2008 Plan, 25% of an Award granted become exercisable on the first anniversary of the date of grant and 6.25% become exercisable once every quarter during the subsequent three years. Specifically with respect to restricted share units and par value options, unless determined otherwise by the Board of Directors, 25% of the restricted share units granted become vested on each of the four consecutive annual anniversaries following the date of grant. Awards with a vesting period expire six years after the date of grant. The 2008 Plan provides that the maximum number of shares that may be subject to Awards granted under the 2008 Plan shall be an amount per calendar year, equal to 3.5% of the Company's issued and outstanding share capital as of December 31 of the preceding calendar year. Such amount is reset for each calendar year.

In December 2010, the Company amended the 2008 Plan, such that: (i) options are granted at an exercise price equal to the average of the closing prices of one ordinary share, as quoted on the NASDAQ market, during the 30 consecutive calendar days preceding the date of grant, unless determined otherwise by the administrator of the 2008 Plan (including in some cases options granted with an exercise price equal to the nominal value of an ordinary share), and (ii) options granted with an exercise price equal to the nominal value of an ordinary share shall have a vesting schedule identical to that of restricted share units, as indicated above.

The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2011, 2010 and 2009 was estimated using the following assumptions:

	2011	2010	2009

Expected volatility	34.3%-43.8%	42.8%-48.4%	42.6%-47.7%
Weighted average volatility	43.02%	43.7%	44.7%
Risk free interest rate	0.2%-1.3%	0.8%-1.8%	1.2%-2.1%
Expected dividend	0%	0%	0%
Expected term (in years)	2.5-3.7	2.5-3.7	2.5-3.7

A summary of the Company's stock options activity and related information for the year ended December 31, 2011, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	5,227,075	$22.69	4.15	$63,863
Granted	1,173,178	$19.38
Assumed	148,392	$0.46
Exercised	(1,291,535)	$20.16
Forfeited	(258,317)	$19.86
Cancelled	(15,252)	$31.76

Outstanding at December 31, 2011	4,983,541	$22.01	4.09	$62,049

Exercisable at December 31, 2011	1,940,390	$25.46	3.10	$17,515

On June 15, 2009, the Company repriced 1,020,400 outstanding options that were granted on September 2, 2008, from their previous exercise price of $ 30.25 to an exercise price of $ 22.53. The Company accounted for the re-pricing as a modification and recorded an additional compensation expense, in the amount of $ 2,082, which is recognized over the remaining vesting period or immediately for vested options.

On June 15, 2009, the Company's Board of Directors resolved to approve a privately negotiated transaction with certain executive officers, pursuant to which the Company exchanged 265,000 options granted in 2007 having an exercise price per share ranging between $ 34.00 and $ 39.00 with new options having an exercise price per share equal to $ 22.53. The new options vest in 25% annual increments over a four-year period from the new grant date and will expire six years following the new grant date. The Company accounted for the exchange as a modification and recorded an additional compensation expense, in the amount of $ 1,140, which is recognized over the new vesting period.

On August 5, 2009, pursuant to a tender offer commenced June 23, 2009, the Company exchanged on a three-for-one basis 1,492,204 options at exercise prices above $ 30 into 311,454 options and 185,932 RSUs (at par value). The new awards vest in 25% annual increments over a four-year period and have a new six-year term. The Company accounted for the exchange of options as a modification and recorded total incremental costs in the amount of $ 4,684 which is recognized over the new vesting period.

The weighted-average grant-date fair value of options granted during the years 2011, 2010 and 2009 was $ 17.99, $ 14.58 and $ 10.43, respectively.

The total intrinsic value of options exercised during the years 2011, 2010 and 2009 was $ 19,295, $ 15,294 and $ 13,457, respectively.

The options outstanding under the Company's stock option plans as of December 31, 2011 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2011	Term	price	2011	exercisable
		(Years)	$		$

$0.02	828	1.66	0.02	828	0.02
$0.26	1,090,915	4.95	0.26	168,955	0.26
$0.69	51,831	5.82	0.69	3,577	0.69
$2.89	7,552	1.66	2.89	7,552	2.89
$6.00-6.87	30,050	1.66	6.57	30,050	6.57
$12.65-14.60	53,460	1.66	14.21	53,460	14.21
$21.76-32.31	3,253,516	3.96	28.14	1,401,906	27.78
$32.92-34.78	495,389	3.24	34.02	274,062	34.40

	4,983,541	4.09	22.01	1,940,390	25.46

A summary of the Company's Restricted Stock Awards ("RSA") activity and related information for the year ended December 31, 2011, is as follows:

	Number of RSA	Weighted average exercise price

Outstanding at January 1, 2011	6,027	$2.07
Vested	(5,988)	$2.08
Forfeited	(39)	$0.02

Outstanding at December 31, 2011	-	$-

A summary of the Company's Restricted Stock Units ("RSU") activity and related information for the year ended December 31, 2011, is as follows:

	Number of RSU	Weighted average exercise price *)
Outstanding at January 1, 2011	421,579	NIS	1
Issued	250,708	NIS	1
Assumed	17,303	NIS	1
Vested	(106,144)	NIS	1
Forfeited	(57,946)	NIS	1

Outstanding at December 31, 2011	525,500	NIS	1

*)	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.26.

As of December 31, 2011, there was approximately $ 39,487 of unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized over four years.

c.	Employee Stock Purchase Plan:

Eligible employees under the Employee Stock Purchase Plan ("ESPP") can have between 2% to 10% of their earnings withheld, under certain limitations, to be used to purchase ordinary shares. The price of ordinary shares purchased under the ESPP is equal to 95% of the fair market value of the ordinary shares.

During 2011, 2010 and 2009, employees purchased 16,582, 16,537 and 17,331 shares at average prices of $ 33.88, $ 26.38 and $ 21.59 per share, respectively.

d.	Treasury shares:

On February 15, 2011 and on November 2, 2011, the board of directors of the Company authorized a program to repurchase up to $ 100,000 and an additional $ 100,000, respectively of the Company's issued and outstanding ordinary shares and ADRs. Repurchases may be made from time to time in the open market or in privately negotiated transactions and will be in accordance with applicable securities laws and regulations. The timing and amount of the repurchase transactions will be determined by management and may depend on a variety of factors, including market conditions, alternative investment opportunities and other considerations. The program does not obligate the Company to acquire any particular amount of ordinary shares and ADRs and the program may be modified or discontinued at any time without prior notice.

e.	Dividends:

Dividends, if any, will be paid in NIS. Dividends paid to shareholders outside Israel may be converted to dollars on the basis of the exchange rate prevailing at the date of the conversion. The Company does not intend to pay cash dividends in the foreseeable future.

Reportable Segments And Geographical Information	12 Months Ended
Dec. 31, 2011
Reportable Segments And Geographical Information [Abstract]
Reportable Segments And Geographical Information
NOTE 15:-	REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION

a.	Reportable segments:

The Company operates in three operation-based segments: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions and these three segments comprise its reporting units.

Each of the operational segments is overseen by their respective segment managers. The segment managers report directly to the Chief Operating Decision Maker ("CODM") with respect to their operating results.The Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available.

The following tables present the financial information of the Company's reportable segments.

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$477,572	$191,852	$124,407	$-	$793,831

Operating income (loss)	$141,771	$33,926	$(6,662)	$(110,007)	$59,028

	Year ended December 31, 2010
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$403,940	$165,998	$119,513	$-	$689,451

Operating income (loss)	$126,537	$15,515	$71	$(93,071)	$49,052

	Year ended December 31, 2009
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$363,576	$147,863	$71,676	$-	$583,115

Operating income (loss)	$117,648	$29,996	$(15,733)	$(93,712)	$38,199

The following presents long-lived assets of December 31, 2011 and 2010, based on operational segments:

	December 31,
	2011	2010

Customer Interactions Solutions	14,535	10,464
Security Solutions	4,533	4,109
Financial Crime and Compliance Solutions	7,319	5,997
Non-allocated	1,912	1,444

	28,299	22,014

b.	Geographical information:

Total revenues from external customers on the basis of the Company's geographical areas are as follows:

	Year ended December 31,
	2011	2010	2009

Americas	$499,162	$429,889	$365,817
EMEA *)	196,640	182,805	150,373
APAC **)	98,029	76,757	66,925

	$793,831	$689,451	$583,115

*)	Includes Europe, the Middle East (including Israel) and Africa.
**)	Includes Asia Pacific.

The following presents long-lived assets of December 31, 2011 and 2010, based on geographical segments:

	December 31,
	2011	2010

Americas	$7,735	$5,955
EMEA	19,019	15,227
APAC	1,545	832

	$28,299	$22,014

Selected Statements Of Income Data	12 Months Ended
Dec. 31, 2011
Selected Statements Of Income Data [Abstract]
Selected Statements Of Income Data
NOTE 16:-	SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2011	2010	2009

Total costs	$113,671	$102,208	$82,463
Less - grants and participations	(3,394)	(3,814)	(3,766)
Less - capitalization of software development costs	(1,150)	(1,311)	(1,315)

	$109,127	$97,083	$77,382

b.	Financial income and other, net:

	Year ended December 31,
	2011	2010	2009
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$8,357	$8,889	$9,076
Gain on forward contracts	9,902	-	-
Realized gain on marketable securities	1,124	1,435	984
Interest	3,154	1,787	1,962
Foreign currency translation	1,725	927	1,283

	24,262	13,038	13,305
Financial expenses:
Realized loss on marketable securities	(333)	(238)	(1,062)
Interest	(930)	(250)	(705)
Foreign currency translation	(11,872)	(2,109)	(2,672)
Other	(1,109)	(1,306)	(1,154)

	(14,244)	(3,903)	(5,593)

Other expenses, net	(162)	(154)	(115)

	$9,856	$8,981	$7,597

c.	Net earnings per share:

The following table sets forth the computation of basic and diluted net earnings per share:

1.	Numerator:

	Year ended December 31,
	2011	2010	2009

Net income available to ordinary shareholders	$57,263	$48,707	$42,756

2.	Denominator (in thousands):

	Year ended December 31,
	2011	2010	2009

Denominator for basic net earnings per share -
Weighted average number of shares	62,924	62,652	61,395
Effect of dilutive securities:
Add - employee stock options and RSU	1,317	1,480	1,095

Denominator for diluted net earnings per share - adjusted weighted average shares	64,241	64,132	62,490

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
NOTE 17:-	SUBSEQUENT EVENTS

On February 7, 2012, the Company completed the acquisition of all of the outstanding shares of Merced Systems, Inc. ("Merced"), a leading provider of performance management solutions that drive business execution in sales and service functions. The Company acquired Merced for a total consideration of approximately $ 150,000, net of cash acquired (approximately $ 22,000). The Company will pay Merced an additional amount of up to $ 20,000 in cash subject to Merced meeting certain performance targets. It is expected that integrating Merced's and the Company's capabilities will create a closed-loop Performance Management solution.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Use Of Estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial Statements In United States Dollars
b.	Financial statements in United States dollars:

The currency of the primary economic environment in which the operations of NICE and certain subsidiaries are conducted is the U.S. dollar ("dollar"); thus, the dollar is the functional currency of NICE and certain subsidiaries.

NICE and certain subsidiaries' transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been remeasured to dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statements of income as financial income or expenses, as appropriate.

For those subsidiaries whose functional currency has been determined to be their local currency, assets and liabilities are translated at year-end exchange rates and statement of income items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component of accumulated other comprehensive income (loss) in shareholders' equity.

Principles Of Consolidation
c.	Principles of consolidation:
Intercompany transactions and balances have been eliminated upon consolidation.
Cash Equivalents
d.	Cash equivalents:
Cash equivalents are short-term unrestricted highly liquid investments that are readily convertible into cash, with original maturities of three months or less at acquisition.
Marketable Securities
e.	Marketable securities:

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Marketable securities classified as "available-for-sale" are carried at fair value, based on quoted market prices. Unrealized gains and losses are reported in a separate component of shareholders' equity in accumulated other comprehensive income (loss). Gains and losses are recognized when realized, on a specific identification basis, in the Company's consolidated statements of income.

The Company's securities are reviewed for impairment in accordance with ASC 320-10-65. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in other comprehensive income (loss).

Inventories
f.	Inventories:

Inventories are stated at the lower of cost or market value. The cost of raw materials is determined by the "standard cost" method, and the cost of finished goods on the basis of costs charged by third party manufacturer. The cost of work-in-progress related to long-term contracts includes materials, subcontractors and other direct costs.

Inventory write-downs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and discontinued products and for market prices lower than cost, if any. At the point of the loss recognition, a new lower cost basis for that inventory is established. In addition, the Company records a liability for firm non-cancelable and unconditional purchase commitments with contract manufacturers for quantities in excess of the Company's future demands forecast consistent with its valuation of excess and obsolete inventory. Inventory write-downs for 2011, 2010 and 2009 were $ 1,395, $ 1,203 and $ 1,586, respectively, and have been included in cost of revenues.

Property And Equipment, Net
g.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation.

Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Vehicles	15

Leasehold improvements are amortized by the straight-line method over the term of the lease (including option terms) or the estimated useful life of the improvements, whichever is shorter.

Other Intangible Assets, Net
h.	Other intangible assets, net:

Intangible assets are amortized over their estimated useful lives using the straight-line method, at the following weighted average annual rates:

%

Core technology	18
Customer relationships and distribution network	17
Capitalized software development costs (see l below)	33
Trademarks	27
Covenant not to compete	68

Acquired IPR&D is capitalized and assessed for impairment at least annually until the completion of development and afterwards is amortized over its useful life. Impairment on acquired IPR&D of $ 1,425, $ 0 and $ 0 was recorded for the years 2011, 2010 and 2009, respectively.

Impairment Of Long-Lived Assets
i.	Impairment of long-lived assets:

The Company's long-lived assets and identifiable intangibles that are subject to amortization are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2011, 2010 and 2009, no impairment indicators have been identified.

Goodwill
j.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test.

ASC 350 requires goodwill to be tested for impairment at least annually or between annual tests in certain circumstances, and written down when impaired. Goodwill is tested for impairment by comparing the fair value of the reporting unit with its carrying value. The Company operates in three operation-based segments: Customer Interactions Solutions, Security Solutions and Financial Crime and Compliance Solutions, and these segments comprise its reporting units.

Fair value is determined using discounted cash flows. Significant estimates used in the fair value methodologies include estimates of future cash flows, future growth rates and the weighted average cost of capital of the reporting units. The Company performed annual impairment tests during the fourth quarter of 2011, 2010 and 2009 and did not identify any impairment losses.

Revenue Recognition
k.	Revenue recognition:

The Company generates revenues from sales of products, which include hardware and software, software licensing, professional services and maintenance. Professional services include mainly installation, project management, customization, consulting and training. The Company sells its products directly through its sales force and indirectly through a global network of distributors, system integrators and strategic partners, all of whom are considered end-users.

Revenues from sales of product and software licensing are recognized when persuasive evidence of an agreement exists, delivery of the product has occurred, the fee is fixed or determinable and collectability is probable.

In transactions where a customer's contractual terms include a provision for customer acceptance, revenues are recognized either when such acceptance has been obtained or as the acceptance provision has lapsed.

For multiple element arrangements within the scope of software revenue recognition guidance, revenues are allocated to the different elements in the arrangement under the "residual method" when Vendor Specific Objective Evidence ("VSOE") of fair value exists for all undelivered elements and no VSOE exists for the delivered elements. Under the residual method, at the outset of the arrangement with the customer, the Company defers revenue for the fair value of its undelivered elements (maintenance and professional services) and recognizes revenue for the remainder of the arrangement fee attributable to the elements initially delivered in the arrangement (products and software licenses) when the basic criteria in ASC 985-605 have been met. Any discount in the arrangement is allocated to the delivered element.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13") and ASU 2009-14, Certain Arrangements That Include Software Elements, (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14"). ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance in determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011.  This guidance does not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met. The Company's arrangements generally do not include any provisions for cancellation, termination, or refunds that would significantly impact recognized revenue. While certain of the Company's bundled products are now accounted for following ASC 605, the impact of the adoption of these standards was immaterial.

The Company's revenue recognition policies provide that, when a sales arrangement contains multiple elements, such as software and non-software components that function together to deliver the products' essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its VSOE, if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available. The Company establishes VSOE of selling price using the price charged for a deliverable when sold separately and, in rare instances, using the price established by management having the relevant authority. When VSOE cannot be established, the Company attempts to establish selling price of each element based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy typically differs from that of its peers and its offerings contain a significant level of customization and differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor products' selling prices are on a standalone basis. Therefore, the Company is typically not able to determine TPE.  The best estimate of selling price is established considering several external and internal factors including, but not limited to, historical sales, pricing practices and geographies in which the Company offers its products. The determination of ESP is judgmental.

In multiple element arrangements where more-than-incidental software deliverables are included, revenue is allocated to each separate unit of accounting for each of the non-software deliverables and to the software deliverables as a group using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy. If the arrangement contains more than one software deliverable, the arrangement consideration allocated to the software deliverables as a group is then allocated to each software deliverable using the guidance for recognizing software revenue, as amended.

For all periods presented, amounts billed to customers related to shipping and handling are classified as revenue, and the Company's shipping and handling costs are included in cost of sales.

The Company's policy for establishing VSOE of fair value of maintenance services is based on the price charged when the maintenance is renewed separately. Establishment of VSOE of fair value of professional services is based on the price charged when these services are sold separately.

Revenues from maintenance and professional services are recognized ratably over the contractual period or as services are performed, respectively.

Revenues from fixed price contracts that require significant customization, integration and installation are recognized based on ASC 605-35, "Construction-Type and Production-Type Contracts", using the percentage-of-completion method of accounting based on the ratio of costs related to contract performance incurred to date to the total estimated amount of such costs. The amount of revenue recognized is based on the total fees under the arrangement and the percentage of completion achieved. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss on the entire contact.

The Company maintains a provision for product returns in accordance with ASC 605, "Revenue Recognition". The provision is estimated based on the Company's past experience and is deducted from revenues. As of December 31, 2011 and 2010, the provision for product returns amounted to  $ 2,237 and $ 2,810, respectively.

Deferred revenues include advances and payments received from customers, for which revenue has not yet been recognized.

Income Taxes
m.	Income taxes:

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This topic prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized.

The Company implements a two-step approach to recognize and measure uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative basis) likely to be realized upon ultimate settlement.

The Company classifies interest as financial expenses and penalties as general and administrative expenses.

Research And Development Costs
l.	Research and development costs:

Research and development costs (net of grants) incurred in the process of software production before establishment of technological feasibility are charged to expenses as incurred. Costs incurred to develop software to be sold are capitalized after technological feasibility is established in accordance with ASC 985-20, "Software - Costs of Software to be Sold, Leased, or Marketed". Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design.

Costs incurred by the Company between completion of the detailed program design and the point at which the product is ready for general release, have been capitalized.

Capitalized software development costs are amortized commencing with general product release by the straight-line method over the estimated useful life of the software product.

Government Grants
n.	Government grants:

Non-royalty bearing grants from the Government of Israel for funding research and development projects are recognized at the time the Company is entitled to such grants on the basis of the related costs incurred and recorded as a deduction from research and development costs.

Concentrations Of Credit Risk
o.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, marketable securities and foreign currency derivative contracts.

The Company's cash and cash equivalents are invested in deposits mainly in dollars with major international banks. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear minimal risk.

The Company's trade receivables are derived from sales to customers located primarily in North America, EMEA and APAC. The Company performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables. Additionally, the Company insures certain of its receivables with a credit insurance company. A general allowance for doubtful accounts is provided, based on the length of time the receivables are past due.

The Company's marketable securities include investment in corporate debentures, U.S. Treasuries, U.S. government agency debentures and Israeli Treasury Bills. The Company's investment policy limits the amount that the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company entered into forward contracts, and option contracts intended to protect against the increase in value of forecasted non-dollar currency cash flows resulting from investments in Israeli Treasury Bills and payroll expenses and entered into option contracts to hedge future anticipated payments relating to a leasehold improvement. The derivative instruments hedge a portion of the Company's non-dollar currency exposure. See Notes 2v and 11 below.

Severance Pay
p.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment, or a portion thereof. The Company's liability is fully provided by monthly deposits with insurance policies and severance pay funds and by an accrual.

The deposited funds include profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies.

The Company's agreements with employees in Israel, joining the Company since May 1, 2009, are in accordance with Section 14 of the Severance Pay Law, 1963, whereas, the Company's contributions for severance pay shall be instead of its severance liability. Upon contribution of the full amount of the employee's monthly salary, and release of the policy to the employee, no additional calculations shall be conducted between the parties regarding the matter of severance pay and no additional payments shall be made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as they are legally released from obligation to employees once the deposit amounts have been paid.

Severance pay expense for 2011, 2010 and 2009 amounted to $ 12,090, $ 8,978 and $ 7,709, respectively.

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 6% of their eligible compensation, but generally not greater than $ 16.5 per year, (for certain employees over 50 years of age the maximum contribution is $ 22 per year) of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 6% of their eligible compensation. In the years 2011, 2010 and 2009, the Company recorded an expense for matching contributions in the amount of $ 3,129, $ 2,723 and $ 2,330, respectively.

Basic And Diluted Net Earnings Per Share
q.	Basic and diluted net earnings per share:

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year plus dilutive potential equivalent ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

The weighted average number of shares related to outstanding anti-dilutive options and restricted shares excluded from the calculations of diluted net earnings per share was 1,096,069, 2,086,379 and 3,867,517 for the years 2011, 2010 and 2009, respectively.

Accounting For Stock-Based Compensation
r.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions and values restricted stock based on the market value of the underlying shares at the date of grant. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. Federal Reserve zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Fair Value Of Financial Instruments
s.	Fair value of financial instruments:

The Company applies ASC 820, "Fair Value Measurements and Disclosures". Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The hierarchy is broken down into three levels based on the inputs as follows:

•
Level 1 - Valuations based on quoted prices in active markets for identical assets that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

•	Level 2 - Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•	Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, including, for example, the type of investment, the liquidity of markets and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment and the investments are categorized as Level 3.

The Company's marketable securities trade in markets that are not considered to be active, but are valued based on quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency and accordingly are categorized as Level 2.

Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The following tables present assets and liabilities measured at fair value on a recurring basis at December 31, 2011 and 2010:

	2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Corporate debentures	$-	$202,834	$-	$202,834
U.S. Treasuries	-	19,482	-	19,482
U.S. Government agency debentures	-	10,748	-	10,748
Israeli Treasury Bills	-	125,067	-	125,067

Total marketable securities	$-	$358,131	$-	$358,131

Derivative assets	$-	$9,587	$-	$9,587

Derivative liabilities	$-	$(2,948)	$-	$(2,948)

	2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Corporate debentures	$-	$349,327	$-	$349,327
U.S. Treasuries	-	18,948	-	18,948
U.S. Government agency debentures	-	32,985	-	32,985
Israeli Treasury Bills	-	152,412	-	152,412

Total marketable securities	$-	$553,672	$-	$553,672

Derivative assets	$-	$2,423	$-	$2,423

Derivative liabilities	$-	$(8,775)	$-	$(8,775)

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term bank deposits, trade receivables and trade payables approximate their fair value due to the short-term maturities of such instruments.

Legal Contingencies
t.	Legal contingencies:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

Advertising Expenses
u.	Advertising expenses:
Advertising expenses are charged to expense as incurred. Advertising expenses for the years 2011, 2010 and 2009 were $ 7,887, $ 6,969 and $ 5,883, respectively.
Derivatives And Hedging Activities
v.	Derivatives and hedging activities:

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company's exposure in currencies other than the dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a cash flow hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative qualified and designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

Treasury Shares
w.	Treasury shares:

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury shares. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

General (Tables)	12 Months Ended
Dec. 31, 2011
General [Line Items]
Schedule Of Total Purchase Price
Cash	$79,675
Options and Restricted Share Units*)	1,230

Total purchase price	$80,905

*)
Represents the fair value of the vested portion of 165,695 options and restricted shares of NICE granted upon consummation of the acquisition to the holders of partially vested options of Fizzback originally granted under the Fizzback Group (Holdings) Ltd. Employee Share Option Scheme. The fair value of these options was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 1-38 months, risk-free interest rate of 0.02%-0.48%, expected volatility of 36.98%-56.44% and no dividend yield.

Schedule Of Unaudited Pro Forma Condensed Results Of Operations

	Year ended December 31,
	2011	2010
	Unaudited	Unaudited

Revenues	$812,048	$722,926

Net income	$47,477	$20,218

Basic net earnings per share	$0.75	$0.32

Diluted net earnings per share	$0.74	$0.31

Acquisition Of Cyber Tech [Member]
General [Line Items]
Summary Of Estimated Fair Values Of The Assets Acquired And Liabilities Assumed
Cash	$736
Trade receivables	4,266
Other receivables and prepaid expenses	1,200
Current deferred tax assets	203
Inventories	981
Long-term deposits	20
Property and equipment	1,433
Other intangible assets	22,710
Goodwill	41,837

Total assets acquired	73,386

Trade payables	(1,370)
Accrued expenses and other liabilities	(7,971)
Long-term deferred tax liabilities	(4,609)

Total liabilities assumed	(13,950)

Net assets acquired	$59,436

Components Of Intangible Assets And Their Annual Rates Of Amortization

	Fair value	%

Core technology	$10,900	20
Customer relationships	8,200	33
Covenant not to compete	1,210	100
Backlog	2,400	100

Total intangible assets	$22,710

Acquisition Of Fizzback [Member]
General [Line Items]
Summary Of Estimated Fair Values Of The Assets Acquired And Liabilities Assumed
Cash	$687
Trade receivables	3,341
Other receivables and prepaid expenses	1,134
Current deferred tax assets	1,887
Long-term deposits	148
Property and equipment	984
Other intangible assets	46,075
Goodwill	44,157

Total assets acquired	98,413

Trade payables	(1,426)
Accrued expenses and other liabilities	(5,024)
Long-term deferred tax liabilities	(11,058)

Total liabilities assumed	(17,508)

Net assets acquired	$80,905

Components Of Intangible Assets And Their Annual Rates Of Amortization

	Fair value	%

Core technology	$29,834	17
Customer relationships	8,879	20
Covenant not to compete	1,898	50
Brand name	5,464	33

Total intangible assets	$46,075

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Schedule Of Property And Equipment Depreciation Annual Rates
%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20
Vehicles	15

Schedule Of Other Intangible Assets Depreciation Annual Rates
%

Core technology	18
Customer relationships and distribution network	17
Capitalized software development costs (see l below)	33
Trademarks	27
Covenant not to compete	68

Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis

	2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Corporate debentures	$-	$202,834	$-	$202,834
U.S. Treasuries	-	19,482	-	19,482
U.S. Government agency debentures	-	10,748	-	10,748
Israeli Treasury Bills	-	125,067	-	125,067

Total marketable securities	$-	$358,131	$-	$358,131

Derivative assets	$-	$9,587	$-	$9,587

Derivative liabilities	$-	$(2,948)	$-	$(2,948)

	2010
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Marketable securities:
Corporate debentures	$-	$349,327	$-	$349,327
U.S. Treasuries	-	18,948	-	18,948
U.S. Government agency debentures	-	32,985	-	32,985
Israeli Treasury Bills	-	152,412	-	152,412

Total marketable securities	$-	$553,672	$-	$553,672

Derivative assets	$-	$2,423	$-	$2,423

Derivative liabilities	$-	$(8,775)	$-	$(8,775)

Short Term And Long Term Investments (Tables)	12 Months Ended
Dec. 31, 2011
Short Term And Long Term Investments [Abstract]
Summary Of Amortized Costs, Gross Unrealized Gains And Losses And Estimated Fair Values Of Available-For-Sale Marketable Securities

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2011	2010	2011	2010	2011	2010	2011	2010

Corporate debentures	$201,301	$347,114	$3,089	$3,402	$1,556	$1,189	$202,834	$349,327
U.S. Treasuries	18,302	18,075	1,180	873	-	-	19,482	18,948
U.S. Government agency debentures	10,709	32,996	40	40	1	51	10,748	32,985
Israeli Treasury Bills	124,679	152,451	388	5	-	44	125,067	152,412

	$354,991	$550,636	$4,697	$4,320	$1,557	$1,284	$358,131	$553,672

Scheduled Maturities Of Available-For-Sale Marketable Securities

	Amortized	Estimated
	cost	fair value

Due within one year	$143,600	$143,995
Due after one year through five years	211,391	214,136

	$354,991	$358,131

Other Receivables And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Other Receivables And Prepaid Expenses [Abstract]
Schedule Of Other Receivables And Prepaid Expenses

	December 31,
	2011	2010

Government authorities	$17,495	$9,446
Interest receivable	11,513	5,114
Prepaid expenses	9,929	10,962
Other	5,004	6,402

	$43,941	$31,924

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Schedule Of Inventories

	December 31,
	2011	2010

Raw materials	$2,120	$2,509
Work-in-progress	2,768	1,324
Finished goods	8,516	7,028

	$13,404	$10,861

Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Long-Term Assets [Abstract]
Other Long-Term Assets

	December 31,
	2011	2010

Investment in affiliate	$236	$236
Severance pay fund	21,405	22,986
Long-term deposits	2,183	2,227
Deferred tax assets	5,066	5,669

	$28,890	$31,118

Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment

	December 31,
	2011	2010
Cost:
Computers and peripheral equipment	$87,119	$73,714
Office furniture and equipment	15,583	14,596
Leasehold improvements	13,848	11,950
Vehicles	158	-

	116,708	100,260
Accumulated depreciation:
Computers and peripheral equipment	68,062	60,046
Office furniture and equipment	12,200	11,397
Leasehold improvements	8,091	6,803
Vehicles	56	-

	88,409	78,246

Depreciated cost	$28,299	$22,014

Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Other Intangible Assets, Net [Abstract]
Schedule Of Definite-Lived Other Intangible Assets

	December 31,
	2011	2010
Original amounts:
Core technology	$189,446	$147,083
Customer relationships and distribution network	150,162	133,080
Capitalized software development costs	11,217	10,691
Trademarks	15,469	8,927
Covenant not to compete	3,076	100

	369,370	299,881
Accumulated amortization:
Core technology	110,194	84,697
Customer relationships and distribution network	81,709	59,238
Capitalized software development costs	8,622	7,903
Trademarks	9,535	7,766
Covenant not to compete	1,157	15

	211,217	159,619

Other intangible assets, net	$158,153	$140,262

Schedule Of Estimated Amortization Expense

For the year ended December 31,

2012	$52,881
2013	43,313
2014	26,947
2015	18,275
2016	10,147
2017 and thereafter	3,995

$155,558

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Schedule Of Goodwill

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2011	$214,805	$52,129	$260,680	$527,614

Acquisitions	79,719	6,275	-	85,994
Functional currency translation adjustments	(3,934)	(426)	(61)	(4,421)

As of December 31, 2011	$290,590	$57,978	$260,619	$609,187

	Year ended December 31, 2010
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Total

As of January 1, 2010	$191,027	$42,039	$261,432	$494,498

Acquisitions	22,576	9,825	-	32,401
Functional currency translation adjustments	1,202	265	(752)	715

As of December 31, 2010	$214,805	$52,129	$260,680	$527,614

Accrued Expenses And Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Liabilities [Abstract]
Components Of Accrued Expenses And Other Liabilities

	December 31,
	2011	2010

Employees and payroll accruals	$59,713	$43,925
Accrued expenses	71,040	74,455
Government authorities	57,683	47,317
Other	1,936	946

	$190,372	$166,643

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Instruments [Abstract]
Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value

	Notional amount		Fair value
	December 31,		December 31,
	2011	2010	2011	2010

Option contracts to hedge payroll expenses	$73,400	$58,000	$(2,920)	$2,423
Option contracts to hedge future anticipated payments relating to leasehold improvements	3,000	-	(28)	-
Forward contracts to hedge Israeli Treasury Bills	123,501	150,872	9,587	(8,775)

	$199,901	$208,872	$6,639	$(6,352)

Schedule Of Outstanding Derivative Instruments

		Fair value of derivative instruments
		December 31,
	Balance sheet location	2011	2010
Derivative assets:
Foreign exchange option contracts		$-	$2,425
Foreign exchange forward contracts		9,587	-

		$9,587	$2,425
Derivative liabilities:
Foreign exchange option contracts		$(2,948)	$(2)
Foreign exchange forward contracts		-	(8,775)

		$(2,948)	$(8,777)

Derivative assets	Other receivables and prepaid expenses	$9,587	$2,423
Derivative liabilities	Accrued expenses and other liabilities	$(2,948)	$(8,775)

Effect Of Derivative Instruments In Cash Flow Hedging Relationship On Income And Other Comprehensive Income

	Amount of gain (loss) recognized in OCI on derivative (effective portion)
	Year ended December 31,
	2011	2010	2009
Derivatives in cash flow hedging relationship:
Foreign exchange option contracts	$2,929	$(3,193)	$(1,171)
Foreign exchange forward contracts	10,537	(893)	2,888

	$13,466	(4,086)	$1,717

	Statements	Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)
	of income	Year ended December 31,
	line item	2011	2010	2009
Derivative in cash flow hedging relationship:
Foreign exchange option contracts	Cost of revenues and operating expenses	$(1,930)	$(1,127)	$670
Foreign exchange forward contracts	Cost of revenues and operating expenses	-	51	(2,665)
Foreign exchange forward contracts	Financial income	9,902	(39)	-

		$7,972	$(1,115)	$(1,995)

Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Future Minimum Lease Commitments Under Non-Cancelable Operating Leases
2012	$15,800
2013	13,172
2014	12,059
2015	10,449
2016	10,201
2017 and thereafter	50,264

$111,945

Taxes On Income (Tables)	12 Months Ended
Dec. 31, 2011
Taxes On Income [Abstract]
Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2011	2010
Deferred tax assets:
Net operating losses carryforward	$30,164	$32,294
Acquired intangibles	1,573	2,277
Share based payments	7,037	7,423
Other	8,400	6,995

Deferred tax assets before valuation allowance	47,174	48,989
Valuation allowance	(19,987)	(21,365)

Deferred tax assets	27,187	27,624

Deferred tax liabilities:
Acquired intangibles	(39,742)	(35,281)

Deferred tax liabilities, net	$(12,555)	$(7,657)

	December 31,
	2011	2010

Current deferred tax assets	$10,405	$6,798
Long-term deferred tax assets	5,066	5,669
Current deferred tax liabilities	(260)	(419)
Long-term deferred tax liabilities	(27,766)	(19,705)

Deferred tax liabilities, net	$(12,555)	$(7,657)

Schedule Of Effective Income Tax Rate Reconciliation

	Year ended December 31,
	2011	2010	2009

Income before taxes on income, as reported in the consolidated statements of income	$68,884	$58,033	$45,796

Statutory tax rate in Israel	24%	25%	26%
Approved and Privileged Enterprise benefits *)	(8.9)%	(9.8)%	(10.1)%
Changes in valuation allowance	(0.5)%	(2.5)%	0.1%
Earnings taxed under foreign law	1.9%	0.3%	(4.5)%
Other	0.4%	3.1%	(4.9)%

Effective tax rate	16.9%	16.1%	6.6%

*) Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.10	$0.09	$0.08

Diluted	$0.10	$0.09	$0.07

Schedule Of Income Before Income Tax, Domestic And Foreign

	Year ended December 31,
	2011	2010	2009
Domestic	$46,093	$38,404	$37,976
Foreign	22,791	19,629	7,820

	$68,884	$58,033	$45,796

Schedule Of Taxes On Income
Current	$20,371	$14,239	$10,024
Deferred	(8,750)	(4,913)	(6,984)

	$11,621	$9,326	$3,040

Domestic	$4,999	$4,180	$4,255
Foreign	6,622	5,146	(1,215)

	$11,621	$9,326	$3,040

Reconciliation Of Unrecognized Tax Benefits

	December 31,
	2011	2010

Uncertain tax positions, beginning of year	$36,029	$31,896
Uncertain tax positions acquired during the year	-	294
Increases in tax positions for prior years	936	-
Decreases in tax positions for prior years	-	(305)
Increases in tax positions for current year	7,448	8,716
Settlements	(978)	(4,572)

Uncertain tax positions, end of year	$43,435	$36,029

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders' Equity [Abstract]
Options Valuation Assumptions
	2011	2010	2009

Expected volatility	34.3%-43.8%	42.8%-48.4%	42.6%-47.7%
Weighted average volatility	43.02%	43.7%	44.7%
Risk free interest rate	0.2%-1.3%	0.8%-1.8%	1.2%-2.1%
Expected dividend	0%	0%	0%
Expected term (in years)	2.5-3.7	2.5-3.7	2.5-3.7

Stock Options Activity

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	5,227,075	$22.69	4.15	$63,863
Granted	1,173,178	$19.38
Assumed	148,392	$0.46
Exercised	(1,291,535)	$20.16
Forfeited	(258,317)	$19.86
Cancelled	(15,252)	$31.76

Outstanding at December 31, 2011	4,983,541	$22.01	4.09	$62,049

Exercisable at December 31, 2011	1,940,390	$25.46	3.10	$17,515

Options Outstanding

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	options
exercise price	2011	Term	price	2011	exercisable
		(Years)	$		$

$0.02	828	1.66	0.02	828	0.02
$0.26	1,090,915	4.95	0.26	168,955	0.26
$0.69	51,831	5.82	0.69	3,577	0.69
$2.89	7,552	1.66	2.89	7,552	2.89
$6.00-6.87	30,050	1.66	6.57	30,050	6.57
$12.65-14.60	53,460	1.66	14.21	53,460	14.21
$21.76-32.31	3,253,516	3.96	28.14	1,401,906	27.78
$32.92-34.78	495,389	3.24	34.02	274,062	34.40

	4,983,541	4.09	22.01	1,940,390	25.46

Summary Of Restricted Stock Awards Activity

	Number of RSA	Weighted average exercise price

Outstanding at January 1, 2011	6,027	$2.07
Vested	(5,988)	$2.08
Forfeited	(39)	$0.02

Outstanding at December 31, 2011	-	$-

Summary Of Restricted Stock Units Activity

	Number of RSU	Weighted average exercise price *)
Outstanding at January 1, 2011	421,579	NIS	1
Issued	250,708	NIS	1
Assumed	17,303	NIS	1
Vested	(106,144)	NIS	1
Forfeited	(57,946)	NIS	1

Outstanding at December 31, 2011	525,500	NIS	1

*)	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.26.

Reportable Segments And Geographical Information (Tables)	12 Months Ended
Dec. 31, 2011
Reportable Segments And Geographical Information [Abstract]
Financial Information Of The Company's Reportable Segments

	Year ended December 31, 2011
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$477,572	$191,852	$124,407	$-	$793,831

Operating income (loss)	$141,771	$33,926	$(6,662)	$(110,007)	$59,028

	Year ended December 31, 2010
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$403,940	$165,998	$119,513	$-	$689,451

Operating income (loss)	$126,537	$15,515	$71	$(93,071)	$49,052

	Year ended December 31, 2009
	Customer Interactions Solutions	Security Solutions	Financial Crime and Compliance Solutions	Not allocated	Total

Revenues	$363,576	$147,863	$71,676	$-	$583,115

Operating income (loss)	$117,648	$29,996	$(15,733)	$(93,712)	$38,199

Schedule Of Long-Lived Assets

	December 31,
	2011	2010

Customer Interactions Solutions	14,535	10,464
Security Solutions	4,533	4,109
Financial Crime and Compliance Solutions	7,319	5,997
Non-allocated	1,912	1,444

	28,299	22,014

Schedule Of Total Revenues From External Customers By Geographical Areas

	Year ended December 31,
	2011	2010	2009

Americas	$499,162	$429,889	$365,817
EMEA *)	196,640	182,805	150,373
APAC **)	98,029	76,757	66,925

	$793,831	$689,451	$583,115

*)	Includes Europe, the Middle East (including Israel) and Africa.
**)	Includes Asia Pacific.

Schedule Of Long-Lived Assets By Geographical Areas

	December 31,
	2011	2010

Americas	$7,735	$5,955
EMEA	19,019	15,227
APAC	1,545	832

	$28,299	$22,014

Selected Statements Of Income Data (Tables)	12 Months Ended
Dec. 31, 2011
Selected Statements Of Income Data [Abstract]
Research And Development Costs, Net

	Year ended December 31,
	2011	2010	2009

Total costs	$113,671	$102,208	$82,463
Less - grants and participations	(3,394)	(3,814)	(3,766)
Less - capitalization of software development costs	(1,150)	(1,311)	(1,315)

	$109,127	$97,083	$77,382

Financial Income And Other, Net

	Year ended December 31,
	2011	2010	2009
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities	$8,357	$8,889	$9,076
Gain on forward contracts	9,902	-	-
Realized gain on marketable securities	1,124	1,435	984
Interest	3,154	1,787	1,962
Foreign currency translation	1,725	927	1,283

	24,262	13,038	13,305
Financial expenses:
Realized loss on marketable securities	(333)	(238)	(1,062)
Interest	(930)	(250)	(705)
Foreign currency translation	(11,872)	(2,109)	(2,672)
Other	(1,109)	(1,306)	(1,154)

	(14,244)	(3,903)	(5,593)

Other expenses, net	(162)	(154)	(115)

	$9,856	$8,981	$7,597

Net Earnings Per Share
1.	Numerator:

	Year ended December 31,
	2011	2010	2009

Net income available to ordinary shareholders	$57,263	$48,707	$42,756

2.	Denominator (in thousands):

	Year ended December 31,
	2011	2010	2009

Denominator for basic net earnings per share -
Weighted average number of shares	62,924	62,652	61,395
Effect of dilutive securities:
Add - employee stock options and RSU	1,317	1,480	1,095

Denominator for diluted net earnings per share - adjusted weighted average shares	64,241	64,132	62,490

General (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Oct. 26, 2011	Mar. 04, 2011	Dec. 31, 2009	Mar. 04, 2011 Acquisition Of Cyber Tech [Member]	Dec. 31, 2011 Acquisition Of Fizzback [Member]	Dec. 16, 2011 Acquisition Of Fizzback [Member]
Business Acquisition [Line Items]
Cash		$ 59,766			$ 85,336	$ 59,436
Goodwill		32,401	44,157	41,837	45,349
Total consideration								80,905
Goodwill, segment allocation						$ 35,562 from the goodwill was assigned to the Customer Interactions Solutions' reporting unit and the remaining amount of $ 6,275 was assigned to the Security Solutions reporting unit.
Amortization of intangible assets weighted average rate						38.00%	21.00%
Intangibles		30,423			41,454
In process research and development ("IPR&D")					1,440
Additional payment	5,689
Acquisition costs	$ 2,925	$ 851

General (Summary Of Estimated Fair Values Of The Assets Acquired And Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Oct. 26, 2011	Mar. 04, 2011	Dec. 31, 2010	Dec. 31, 2009
General [Abstract]
Cash	$ 687	$ 736
Trade receivables	3,341	4,266
Other receivables and prepaid expenses	1,134	1,200
Current deferred tax assets	1,887	203
Inventories		981
Long-term deposits	148	20
Property and equipment	984	1,433
Other intangible assets	46,075	22,710
Goodwill	44,157	41,837	32,401	45,349
Total assets acquired	98,413	73,386
Trade payables	(1,426)	(1,370)
Accrued expenses and other liabilities	(5,024)	(7,971)
Long-term deferred tax liabilities	(11,058)	(4,609)
Total liabilities assumed	(17,508)	(13,950)
Net assets acquired	$ 80,905	$ 59,436

General (Components Of Intangible Assets And Their Annual Rates Of Amortization) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Oct. 26, 2011	Mar. 04, 2011
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 46,075	$ 22,710
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	29,834	10,900
Annual rates of amortization	17.00%	20.00%
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	8,879	8,200
Annual rates of amortization	20.00%	33.00%
Covenant Not To Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	1,898	1,210
Annual rates of amortization	50.00%	100.00%
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets		2,400
Annual rates of amortization		100.00%
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets	$ 5,464
Annual rates of amortization	33.00%

General (Schedule Of Total Purchase Price) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 26, 2011 months	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years	Mar. 04, 2011
General [Abstract]
Cash	$ 79,675
Options and Restricted Share Units	1,230 [1]
Net assets acquired	$ 80,905				$ 59,436
Options and restricted shares, vested	165,695
Expected life, months, minimum	1	2.5	2.5	2.5
Expected life, months, maximum	38	3.7	3.7	3.7
Risk-free interest rate, minimum	0.02%	0.20%	0.80%	1.20%
Risk free interest rate, maximum	0.48%	1.30%	1.80%	2.10%
Expected volatility, minimum	36.98%	34.30%	42.80%	42.60%
Expected volatility, maximum	56.44%	43.80%	48.40%	47.70%

[1]	Represents the fair value of the vested portion of 165,695 options and restricted shares of NICE granted upon consummation of the acquisition to the holders of partially vested options of Fizzback originally granted under the Fizzback Group (Holdings) Ltd. Employee Share Option Scheme. The fair value of these options was determined using a Black-Scholes-Merton valuation model with the following assumptions: expected life of 1-38 months, risk-free interest rate of 0.02%-0.48%, expected volatility of 36.98%-56.44% and no dividend yield.

General (Schedule Of Unaudited Pro Forma Condensed Results Of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
General [Abstract]
Revenues	$ 812,048	$ 722,926
Net income	$ 47,477	$ 20,218
Basic net earnings per share	$ 0.75	$ 0.32
Diluted net earnings per share	$ 0.74	$ 0.31

Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Abstract]
Cash equivalents maturities, months	three
Inventory write-downs	$ 1,395,000	$ 1,203,000	$ 1,586,000
Impairment on acquired IPR&D	1,425,000	0	0
Provision for product returns	2,237,000	2,810,000
Severance pay expense	12,090,000	8,978,000	7,709,000
Employee contribute percentage, max	6.00%
Employee contribute amount, max per year	16,500
Employees over 50 years of age maximum annual contribution per year	22,000
Age of employees, minimum	50
Matching percentage of employee contributions to plan	50.00%
Expense for matching contributions	3,129,000	2,723,000	2,330,000
Weighted average number of shares related to outstanding anti-dilutive options and restricted shares	1,096,069	2,086,379	3,867,517
Advertising expenses	$ 7,887,000	$ 6,969,000	$ 5,883,000
Measurement of maximum tax benefit	50.00%

Significant Accounting Policies (Schedule Of Property And Equipment Depreciation Annual Rates) (Details)	12 Months Ended
Dec. 31, 2011
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	33.00%
Office Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	6.00%
Office Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	20.00%
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment depreciation rate	15.00%

Significant Accounting Policies (Schedule Of Other Intangible Assets Depreciation Annual Rates) (Details)	12 Months Ended
Dec. 31, 2011
Core Technology [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	18.00%
Customer Relationships And Distribution Network [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	17.00%
Capitalized Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	33.00%
Trademarks [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	27.00%
Covenant Not To Compete [Member]
Property, Plant and Equipment [Line Items]
Other intangible assets amortization rate	68.00%

Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	$ 358,131	$ 553,672
Derivative assets	9,587	2,425
Derivative liabilities	(2,948)	(8,777)
Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	202,834	349,327
U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	19,482	18,948
U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	10,748	32,985
Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	125,067	152,412
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Derivative assets
Derivative liabilities
Level 1 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	358,131	553,672
Derivative assets	9,587	2,423
Derivative liabilities	(2,948)	(8,775)
Level 2 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	202,834	349,327
Level 2 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	19,482	18,948
Level 2 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	10,748	32,985
Level 2 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	125,067	152,412
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Derivative assets
Derivative liabilities
Level 3 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Other Receivables And Prepaid Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative assets	9,587	2,423
Accrued Expenses And Other Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	$ (2,948)	$ (8,775)

Short Term And Long Term Investments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short Term And Long Term Investments [Abstract]
Marketable securities	$ 358,131	$ 553,672
Short term bank deposits	$ 8	$ 2

Short Term And Long Term Investments (Summary Of Amortized Costs, Gross Unrealized Gains And Losses And Estimated Fair Values Of Available-For-Sale Marketable Securities) (Details) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 354,991	$ 550,636
Gross unrealized gains	4,697	4,320
Gross unrealized losses	1,557	1,284
Estimated fair value, Total	358,131	553,672
Corporate Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	201,301	347,114
Gross unrealized gains	3,089	3,402
Gross unrealized losses	1,556	1,189
Estimated fair value, Total	202,834	349,327
U.S. Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	18,302	18,075
Gross unrealized gains	1,180	873
Estimated fair value, Total	19,482	18,948
U.S. Government Agency Debentures [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	10,709	32,996
Gross unrealized gains	40	40
Gross unrealized losses	1	51
Estimated fair value, Total	10,748	32,985
Israeli Treasury Bills [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	124,679	152,451
Gross unrealized gains	388	5
Gross unrealized losses		44
Estimated fair value, Total	$ 125,067	$ 152,412

Short Term And Long Term Investments (Scheduled Maturities Of Available-For-Sale Marketable Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short Term And Long Term Investments [Abstract]
Amortized cost, Due within one year	$ 143,600
Amortized cost, Due after one year through five years	211,391
Estimated fair value, Due within one year	143,995
Estimated fair value, Due after one year through five years	214,136
Amortized cost, Total	354,991
Estimated fair value, Total	$ 358,131	$ 553,672

Other Receivables And Prepaid Expenses (Schedule Of Other Receivables And Prepaid Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Receivables And Prepaid Expenses [Abstract]
Government authorities	$ 17,495	$ 9,446
Interest receivable	11,513	5,114
Prepaid expenses	9,929	10,962
Other	5,004	6,402
Other receivables and prepaid expenses	$ 43,941	$ 31,924

Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw materials	$ 2,120	$ 2,509
Work-in-progress	2,768	1,324
Finished goods	8,516	7,028
Total Inventories	$ 13,404	$ 10,861

Other Long-Term Assets (Other Long-Term Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Long-Term Assets [Abstract]
Investment in affiliate	$ 236	$ 236
Severance pay fund	21,405	22,986
Long-term deposits	2,183	2,227
Deferred tax assets	5,066	5,669
Other assets, noncurrent, total	$ 28,890	$ 31,118

Property And Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 116,708	$ 100,260
Accumulated depreciation	88,409	78,246
Depreciated cost	28,299	22,014
Depreciation expense	12,959	11,757	11,570
Computers And Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	87,119	73,714
Accumulated depreciation	68,062	60,046
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	15,583	14,596
Accumulated depreciation	12,200	11,397
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	13,848	11,950
Accumulated depreciation	8,091	6,803
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	158
Accumulated depreciation	$ 56

Other Intangible Assets, Net (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Intangible Assets, Net [Abstract]
Amortization expense	$ 52,574	$ 45,353	$ 35,647
Indefinite-lived intangible assets (IPR&D)	$ 0	$ 1,370

Other Intangible Assets, Net (Schedule Of Definite-Lived Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	$ 369,370	$ 299,881
Other intangible assets, Accumulated amortization	211,217	159,619
Other intangible assets, net	158,153	140,262
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	189,446	147,083
Other intangible assets, Accumulated amortization	110,194	84,697
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	150,162	133,080
Other intangible assets, Accumulated amortization	81,709	59,238
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	11,217	10,691
Other intangible assets, Accumulated amortization	8,622	7,903
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	15,469	8,927
Other intangible assets, Accumulated amortization	9,535	7,766
Covenant Not To Compete [Member]
Finite-Lived Intangible Assets [Line Items]
Other intangible assets, Original amounts	3,076	100
Other intangible assets, Accumulated amortization	$ 1,157	$ 15

Other Intangible Assets, Net (Schedule Of Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Other Intangible Assets, Net [Abstract]
2012	$ 52,881
2013	43,313
2014	26,947
2015	18,275
2016	10,147
2017 and thereafter	3,995
Total	$ 155,558

Goodwill (Schedule Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning balance, As of January 1	$ 527,614	$ 494,498
Acquisitions	85,994	32,401
Functional currency translation adjustments	(4,421)	715
Ending balance, As of December 31	609,187	527,614
Customer Interactions Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	214,805	191,027
Acquisitions	79,719	22,576
Functional currency translation adjustments	(3,934)	1,202
Ending balance, As of December 31	290,590	214,805
Security Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	52,129	42,039
Acquisitions	6,275	9,825
Functional currency translation adjustments	(426)	265
Ending balance, As of December 31	57,978	52,129
Financial Crime And Compliance Solutions [Member]
Goodwill [Line Items]
Beginning balance, As of January 1	260,680	261,432
Functional currency translation adjustments	(61)	(752)
Ending balance, As of December 31	$ 260,619	$ 260,680

Accrued Expenses And Other Liabilities (Components Of Accrued Expenses And Other Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accrued Expenses And Other Liabilities [Abstract]
Employees and payroll accruals	$ 59,713	$ 43,925
Accrued expenses	71,040	74,455
Government authorities	57,683	47,317
Other	1,936	946
Accrued expenses and other liabilities	$ 190,372	$ 166,643

Derivative Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments [Abstract]
Maximum length of time hedged in cash flows, year	one
Net loss on derivative instruments	$ 3,172
Gain (loss) on cash flow hedge ineffectiveness	$ 0	$ 38	$ (30)

Derivative Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Notional amount	$ 199,901	$ 208,872
Fair value	6,639	(6,352)
Option Contracts To Hedge Payroll Expenses [Member]
Derivative [Line Items]
Notional amount	73,400	58,000
Fair value	(2,920)	2,423
Option Contracts To Hedge Leasehold Improvements [Member]
Derivative [Line Items]
Notional amount	3,000
Fair value	(28)
Forward Contracts To Hedge Israeli Treasury Bills [Member]
Derivative [Line Items]
Notional amount	123,501	150,872
Fair value	$ 9,587	$ (8,775)

Derivative Instruments (Schedule Of Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative assets	$ 9,587	$ 2,425
Derivative liabilities	(2,948)	(8,777)
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Derivative assets		2,425
Derivative liabilities	(2,948)	(2)
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Derivative assets	9,587
Derivative liabilities		(8,775)
Other Receivables And Prepaid Expenses [Member]
Derivative [Line Items]
Derivative assets	9,587	2,423
Accrued Expenses And Other Liabilities [Member]
Derivative [Line Items]
Derivative liabilities	$ (2,948)	$ (8,775)

Derivative Instruments (Effect Of Derivative Instruments In Cash Flow Hedging Relationship On Income And Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	$ 13,466	$ (4,086)	$ 1,717
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	7,972	(1,115)	(1,995)
Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	2,929	(3,193)	(1,171)
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) recognized in OCI on derivative (effective portion)	10,537	(893)	2,888
Cost Of Revenues And Operating Expenses [Member] | Foreign Exchange Option Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	(1,930)	(1,127)	670
Cost Of Revenues And Operating Expenses [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)		51	(2,665)
Financial Income [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Amount of gain (loss) reclassified from OCI into income (expenses) (effective portion)	$ 9,902	$ (39)

Commitments And Contingent Liabilities (Narrative) (Details) In Thousands, unless otherwise specified	0 Months Ended					1 Months Ended	12 Months Ended
	Jul. 15, 2010 USD ($)	Jul. 15, 2010 ILS	May 03, 2010 USD ($)	Mar. 10, 2010 USD ($)	Oct. 15, 2007	Dec. 31, 2006 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Commitments And Contingent Liabilities [Abstract]
Rent expenses							$ 18,607	$ 16,202	$ 14,808
Minimum payment under operating leases upon cancellation							1,297
Lease expense related to motor vehicles lease contracts							5,707	5,507	5,249
Non-cancelable obligations, net of provisions							2,073
Non-cancelable obligations							1,064
Repayment sought						648
Repayment sought including accrued interest						740
Claiming damages for breach a contract	262	1,000		8,000
Company sustained damages			$ 5,000
Filed claim entitled to outstanding share capital					0.50%

Commitments And Contingent Liabilities (Future Minimum Lease Commitments Under Non-Cancelable Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
2012	$ 15,800
2013	13,172
2014	12,059
2015	10,449
2016	10,201
2017 and thereafter	50,264
Operating leases, Future minimum payments, Total	$ 111,945

Taxes On Income (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Line Items]
Taxable income of Israeli companies	16.90%	16.10%	6.60%
Tax-exempt attributable to approved and privileged enterprise programs	$ 284,000
Income tax liability	56,000
Tax loss carry-forwards	122,500
Tax loss carry-forwards that have no expiration date	77,300
Operating loss carry-forwards expiration date	2012 and 2029
Unrecognized tax benefits that would impact effective tax rate	43,275
Accrued interest related to income tax uncertainties	$ 2,227
2009 [Member]
Taxes On Income [Line Items]
Taxable income of Israeli companies	26.00%
2010 [Member]
Taxes On Income [Line Items]
Taxable income of Israeli companies	25.00%
2011 [Member]
Taxes On Income [Line Items]
Taxable income of Israeli companies	24.00%
Amended tax rate	15.00%
2012 [Member]
Taxes On Income [Line Items]
Amended tax rate	15.00%
2012 And Onwards [Member]
Taxes On Income [Line Items]
Taxable income of Israeli companies	25.00%
2013 [Member]
Taxes On Income [Line Items]
Amended tax rate	12.50%
2014 [Member]
Taxes On Income [Line Items]
Amended tax rate	12.50%
2015 And Thereafter
Taxes On Income [Line Items]
Amended tax rate	12.00%
Maximum [Member]
Taxes On Income [Line Items]
Reduced corporate tax rate	25.00%
Minimum [Member]
Taxes On Income [Line Items]
Reduced corporate tax rate	10.00%

Taxes On Income (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Net operating losses carryforward	$ 30,164	$ 32,294
Acquired intangibles	1,573	2,277
Share based payments	7,037	7,423
Other	8,400	6,995
Deferred tax assets before valuation allowance	47,174	48,989
Valuation allowance	(19,987)	(21,365)
Deferred tax assets	27,187	27,624
Acquired intangibles	(39,742)	(35,281)
Current deferred tax assets	10,405	6,798
Long-term deferred tax assets	5,066	5,669
Current deferred tax liabilities	(260)	(419)
Long-term deferred tax liabilities	(27,766)	(19,705)
Deferred tax liabilities, net	$ (12,555)	$ (7,657)

Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Taxes On Income [Line Items]
Income before taxes on income, as reported in the consolidated statements of income	$ 68,884		$ 58,033		$ 45,796
Statutory tax rate in Israel	24.00%		25.00%		26.00%
Approved and Privileged Enterprise benefits	(8.90%)		(9.80%)		(10.10%)
Changes in valuation allowance	(0.50%)		(2.50%)		0.10%
Earnings taxed under foreign law	1.90%		0.30%		(4.50%)
Other	0.40%	[1]	3.10%	[1]	(4.90%)	[1]
Effective tax rate	16.90%		16.10%		6.60%
Basic	$ 0.91		$ 0.78		$ 0.7
Diluted	$ 0.89		$ 0.76		$ 0.68
Approved And Privileged Enterprise [Member]
Taxes On Income [Line Items]
Basic	$ 0.1		$ 0.09		$ 0.08
Diluted	$ 0.1		$ 0.09		$ 0.07

[1]	*) Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status

Taxes On Income (Schedule Of Income Before Income Tax, Domestic And Foreign) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Line Items]
Income before taxes on income	$ 68,884	$ 58,033	$ 45,796
Domestic Country [Member]
Taxes On Income [Line Items]
Income before taxes on income	46,093	38,404	37,976
Foreign Country [Member]
Taxes On Income [Line Items]
Income before taxes on income	$ 22,791	$ 19,629	$ 7,820

Taxes On Income (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Current	$ 20,371	$ 14,239	$ 10,024
Deferred	(8,750)	(4,913)	(6,984)
Domestic	4,999	4,180	4,255
Foreign	6,622	5,146	(1,215)
Taxes on income	$ 11,621	$ 9,326	$ 3,040

Taxes On Income (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Uncertain tax positions, beginning of year	$ 36,029	$ 31,896
Uncertain tax positions acquired during the year		294
Increases in tax positions for prior years	936
Decreases in tax positions for prior years		(305)
Increases in tax positions for current year	7,448	8,716
Settlements	(978)	(4,572)
Uncertain tax positions, end of year	$ 43,435	$ 36,029

Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended
	Nov. 02, 2011	Feb. 15, 2011	Aug. 05, 2009	Jun. 15, 2009	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Percentage of entity's issued and outstanding share capital under the 2008 Share Incentive Plan					3.50%
Number of outstanding options repriced				1,020,400
Outstanding options repriced, previous exercise price				$ 30.25
Outstanding options repriced, current exercise price				$ 22.53
Number of options exchanged				265,000
Options exchanged, previous exercise price, minimum				$ 34
Options exchanged, previous exercise price, maximum				$ 39
Options exchanged, current exercise price				$ 22.53
Percentage of annual increments to new options				25.00%
Stock split			three-for-one
Stock split, number of shares subjected to stock split			1,492,204
Exchanged options, exercise price, minimum			$ 30
Stockholders equity note stock split, number of new options formed after stock split			311,454
Stockholders equity note stock split, number of RSUs formed after stock split			185,932
Percentage of annual increments to new stock awards			25.00%
Weighted-average grant-date fair value, options granted					$ 17.99	$ 14.58	$ 10.43
Total intrinsic value, options exercised					$ 19,295	$ 15,294	$ 13,457
Unrecognized compensation expense related to non-vested stock options and restricted stock awards					39,487
Unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized, years					4
Percentage of earnings of employees withheld under Employee Stock Purchase Plan, minimum					2.00%
Percentage of earnings of employees withheld under Employee Stock Purchase Plan, maximum					10.00%
Shares purchased by employees under Employee Stock Purchase Plan					16,582	16,537	17,331
Shares purchased by employees under Employee Stock Purchase Plan, average price					$ 33.88	$ 26.38	$ 21.59
Price of shares purchased under Employee Stock Purchase Plan, percentage of fair value					95.00%
Stock repurchase program, authorized amount	100,000	100,000
Restricted Stock Awards (RSA) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price						$ 2.07
2003 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from the grant date					25.00%
Percentage of stock options exercisable, quarterly					6.25%
Stock options expiry period in years					six
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from the grant date					25.00%
Percentage of stock options exercisable, quarterly					6.25%
Stock options expiry period in years					six
Percentage of restricted share units granted become vested, annually					25.00%
Stock Option Re-Pricing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized				2,082
Stock Option Exchange [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options expiry period in years						six
Compensation expense recognized				1,140
Stock Option Split [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized			$ 4,684

Shareholders' Equity (Options Valuation Assumptions) (Details)	0 Months Ended	12 Months Ended
	Oct. 26, 2011 months	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009 years
Shareholders' Equity [Abstract]
Expected volatility, minimum	36.98%	34.30%	42.80%	42.60%
Expected volatility, maximum	56.44%	43.80%	48.40%	47.70%
Weighted average volatility		43.02%	43.70%	44.70%
Risk free interest rate, minimum	0.02%	0.20%	0.80%	1.20%
Risk free interest rate, maximum	0.48%	1.30%	1.80%	2.10%
Expected dividend		0.00%	0.00%	0.00%
Expected term (in years), minimum	1	2.5	2.5	2.5
Expected term (in years), maximum	38	3.7	3.7	3.7

Shareholders' Equity (Stock Options Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009
Shareholders' Equity [Abstract]
Number of options, Outstanding at January 1	5,227,075
Number of options, Granted	1,173,178
Number of options, Assumed	148,392
Number of options, Exercised	(1,291,535)
Number of options, Forfeited	(258,317)
Number of options, Cancelled	(15,252)
Number of options, Outstanding at December 31	4,983,541	5,227,075
Number of options, Exercisable at December 31	1,940,390
Weighted-average exercise price, Outstanding at January 1	$ 22.69
Weighted-average exercise price, Granted	$ 19.38
Weighted-average exercise price, Assumed	$ 0.46
Weighted-average exercise price, Exercised	$ 20.16
Weighted-average exercise price, Forfeited	$ 19.86
Weighted-average exercise price, Cancelled	$ 31.76
Weighted-average exercise price, Outstanding at December 31	$ 22.01	$ 22.69
Weighted-average exercise price, Exercisable at December 31	$ 25.46
Weighted-average remaining contractual term (in years), Outstanding at January 1	4.15
Weighted-average remaining contractual term (in years), Exercised	3.1
Weighted-average remaining contractual term (in years), Outstanding at December 31	4.09	4.15
Weighted-average remaining contractual term (in years), Exercisable at December 31	3.1
Aggregate intrinsic value, Outstanding at January 1	$ 63,863
Aggregate intrinsic value, Exercised	19,295	15,294	13,457
Aggregate intrinsic value, Outstanding at December 31	62,049	63,863
Aggregate intrinsic value, Exercisable at December 31	$ 17,515

Shareholders' Equity (Options Outstanding) (Details) (USD $)	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2011 0.02 [Member] years	Dec. 31, 2011 0.26 [Member] years	Dec. 31, 2011 0.69 [Member] years	Dec. 31, 2011 2.89 [Member] years	Dec. 31, 2011 6.00-6.87 [Member] years	Dec. 31, 2011 12.65-14.60 [Member] years	Dec. 31, 2011 21.76-32.31 [Member] years	Dec. 31, 2011 32.92-34.78 [Member] years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2011	4,983,541	5,227,075	828	1,090,915	51,831	7,552	30,050	53,460	3,253,516	495,389
Weighted average remaining contractual Term (in years)	4.09	4.15	1.66	4.95	5.82	1.66	1.66	1.66	3.96	3.24
Weighted average exercise price	$ 22.01	$ 22.69	$ 0.02	$ 0.26	$ 0.69	$ 2.89	$ 6.57	$ 14.21	$ 28.14	$ 34.02
Options exercisable as of December 31, 2011	1,940,390		828	168,955	3,577	7,552	30,050	53,460	1,401,906	274,062
Weighted average exercise price of options exercisable	$ 25.46		$ 0.02	$ 0.26	$ 0.69	$ 2.89	$ 6.57	$ 14.21	$ 27.78	$ 34.4
Range of exercise price, lower			$ 0.02	$ 0.26	$ 0.69	$ 2.89	$ 6	$ 12.65	$ 21.76	$ 32.92
Range of exercise price, upper							$ 6.87	$ 14.6	$ 32.31	$ 34.78

Shareholders' Equity (Summary Of Restricted Stock Awards Activity) (Details) (Restricted Stock Awards (RSA) [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock Awards (RSA) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2011	6,027
Vested	(5,988)
Forfeited	(39)
Outstanding at December 31, 2011
Weighted average exercise price, Outstanding at January 1, 2011	$ 2.07
Weighted average exercise price, Vested	$ 2.08
Weighted average exercise price, Forfeited	$ 0.02
Weighted average exercise price, Outstanding at December 31, 2011

Shareholders' Equity (Summary Of Restricted Stock Units Activity) (Details) (Restricted Stock Units (RSU) [Member])	12 Months Ended
	Dec. 31, 2011 ILS		Dec. 31, 2011 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2011	421,579		525,500
Issued	250,708
Assumed	17,303
Vested	(106,144)
Forfeited	(57,946)
Outstanding at December 31, 2011			525,500
Weighted average exercise price, Outstanding at January 1, 2011	1	[1]	$ 0.26
Weighted average exercise price, Issued	1	[1]
Weighted average exercise price, Assumed	1	[1]
Weighted average exercise price, Vested	1	[1]
Weighted average exercise price, Forfeited	1	[1]
Weighted average exercise price, Outstanding at December 31, 2011	1	[1]	$ 0.26

[1]	Weighted average exercise price is NIS 1 (par value) which represents approximately $ 0.26.

Reportable Segments And Geographical Information (Financial Information Of The Company's Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Revenues	$ 793,831	$ 689,451	$ 583,115
Operating income (loss)	59,028	49,052	38,199
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	477,572	403,940	363,576
Operating income (loss)	141,771	126,537	117,648
Security Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	191,852	165,998	147,863
Operating income (loss)	33,926	15,515	29,996
Financial Crime And Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	124,407	119,513	71,676
Operating income (loss)	(6,662)	71	(15,733)
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Operating income (loss)	$ (110,007)	$ (93,071)	$ (93,712)

Reportable Segments And Geographical Information (Schedule Of Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Property and equipment, net	$ 28,299	$ 22,014
Customer Interactions Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	14,535	10,464
Security Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	4,533	4,109
Financial Crime And Compliance Solutions [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	7,319	5,997
Non-Allocated [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,912	$ 1,444

Reportable Segments And Geographical Information (Schedule Of Total Revenues From External Customers By Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 793,831		$ 689,451		$ 583,115
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	499,162		429,889		365,817
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	196,640	[1]	182,805	[1]	150,373	[1]
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 98,029	[2]	$ 76,757	[2]	$ 66,925	[2]

[1]	Includes Europe, the Middle East (including Israel) and Africa.
[2]	Includes Asia Pacific.

Reportable Segments And Geographical Information (Schedule Of Long-Lived Assets By Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 28,299	$ 22,014
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	7,735	5,955
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	19,019	15,227
APAC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 1,545	$ 832

Selected Statements Of Income Data (Research And Development Costs, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Statements Of Income Data [Abstract]
Total costs	$ 113,671	$ 102,208	$ 82,463
Less - grants and participations	(3,394)	(3,814)	(3,766)
Less - capitalization of software development costs	(1,150)	(1,311)	(1,315)
Research and development, net	$ 109,127	$ 97,083	$ 77,382

Selected Statements Of Income Data (Financial Income And Other, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Statements Of Income Data [Abstract]
Interest and amortization/accretion of premium/discount on marketable securities	$ 8,357	$ 8,889	$ 9,076
Gain on forward contracts	9,902
Realized gain on marketable securities	1,124	1,435	984
Interest	3,154	1,787	1,962
Foreign currency translation	1,725	927	1,283
Financial income, net	24,262	13,038	13,305
Realized loss on marketable securities	(333)	(238)	(1,062)
Interest	(930)	(250)	(705)
Foreign currency translation	(11,872)	(2,109)	(2,672)
Other	(1,109)	(1,306)	(1,154)
Financial expenses, net	(14,244)	(3,903)	(5,593)
Other expenses, net	(162)	(154)	(115)
Financial income and other, net	$ 9,856	$ 8,981	$ 7,597

Selected Statements Of Income Data (Net Earnings Per Share) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Selected Statements Of Income Data [Abstract]
Numerator - Net income available to ordinary shareholders	$ 57,263	$ 48,707	$ 42,756
Denominator for basic net earnings per share - Weighted average number of shares	62,924	62,652	61,395
Add - employee stock options and RSU	1,317	1,480	1,095
Denominator for diluted net earnings per share - adjusted weighted average shares	64,241	64,132	62,490

Subsequent Events (Details) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 07, 2012 Merced Systems Inc [Member]
Subsequent Event [Line Items]
Payment for acquistion, net	$ 143,377,000	$ 52,267,000	$ 84,926,000	$ 150,000
Cash acquired in acquisition				22,000
Performance Fees				$ 20,000